UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.3%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 +		$9,664	$9,649
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		6,900	6,940
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		10,500	10,244
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		17,700	17,390

Total Loan Participations and Assignments (Cost $44,018)			44,223

CORPORATE BONDS & NOTES 39.7%
BANKING & FINANCE 28.8%
ABN AMRO Bank NV
4.800% due 04/18/2026		2,000	2,140
Air Lease Corp.
3.000% due 09/15/2023		3,150	3,145
Ally Financial, Inc.
6.250% due 12/01/2017		300	302
American Tower Corp.
3.500% due 01/31/2023		3,375	3,494
4.700% due 03/15/2022		1,600	1,735
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(d)	EUR	400	501
Bank of America Corp.
4.000% due 04/01/2024		$500	528
4.100% due 07/24/2023		5,600	5,969
4.125% due 01/22/2024		15,100	16,079
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,381
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		7,300	7,528
10.000% due 05/21/2021	GBP	300	508
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(d)		100	159
Barclays PLC
4.375% due 01/12/2026		$1,500	1,568
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(d)	EUR	400	498
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$12,800	12,992
BPCE S.A.
5.150% due 07/21/2024		1,000	1,079
CIT Group, Inc.
3.875% due 02/19/2019		900	919
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,000	6,309
Credit Agricole S.A.
7.500% (BPSW5 + 4.535%) due 06/23/2026 ~(d)	GBP	100	153
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$1,300	1,369
Credit Suisse AG
6.500% due 08/08/2023		1,100	1,246
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	416
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,432
Deutsche Bank AG
4.250% due 10/14/2021		16,375	17,173
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		7,581	7,886
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,626
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	24,309
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	25,379
4.000% due 03/03/2024		16,700	17,643
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,195
HBOS PLC
6.750% due 05/21/2018		25,300	26,056
HSBC Holdings PLC
6.375% (USISDA05 + 3.705%) due 09/17/2024 ~(d)		1,200	1,277
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	939
7.900% (US0003M + 3.470%) due 04/30/2018 ~(d)		30,900	31,866

Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,300	4,148
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(d)	GBP	7,300	10,209
MetLife Capital Trust
7.875% due 12/15/2067		$600	807
Morgan Stanley
3.700% due 10/23/2024		10,000	10,366
3.875% due 04/29/2024		1,000	1,050
4.000% due 07/23/2025		6,900	7,279
Navient Corp.
5.500% due 01/15/2019		1,500	1,554
5.875% due 03/25/2021		5,255	5,551
7.250% due 01/25/2022		12,700	13,938
8.000% due 03/25/2020		1,100	1,215
Preferred Term Securities Ltd.
1.871% (US0003M + 0.550%) due 03/24/2034 ~		104	97
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(d)		400	457
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(d)		1,800	1,889
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(d)		17,400	19,336
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,118
SLM Student Loan Trust
0.852% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	24,146	31,570
0.852% (BP0003M + 0.550%) due 12/15/2039 ~		7,810	10,147
Springleaf Finance Corp.
6.125% due 05/15/2022		$7,700	8,174
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	391	572
UBS AG
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	400	524
7.625% due 08/17/2022		$2,800	3,307
Wells Fargo & Co.
3.450% due 02/13/2023		5,400	5,535
7.980% (US0003M + 3.770%) due 03/15/2018 ~(d)		12,417	12,805

			386,447

INDUSTRIALS 8.4%
Alliance Data Systems Corp.
5.250% due 12/01/2017		12,750	12,842
AutoNation, Inc.
6.750% due 04/15/2018		800	821
Brunswick Rail Finance Designated Activity Co.
6.500% due 11/01/2017		2,800	2,410
Charter Communications Operating LLC
4.908% due 07/23/2025		800	856
CSC Holdings LLC
7.875% due 02/15/2018		810	827
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		204	211
6.200% due 01/02/2020		196	202
Ecopetrol S.A.
5.875% due 09/18/2023		2,500	2,782
Energy Transfer LP
9.700% due 03/15/2019		300	331
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		300	308
3.950% due 09/01/2022		1,000	1,039
6.850% due 02/15/2020		3,000	3,294
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		2,874	2,939
Magellan Health, Inc.
4.400% due 09/22/2024		8,500	8,480
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,100	1,268
7.150% due 04/01/2021		16,250	17,307
Ooredoo International Finance Ltd.
5.000% due 10/19/2025 (f)		7,300	7,986
5.000% due 10/19/2025		4,500	4,923
Phosagro OAO via Phosagro Bond Funding DAC
4.204% due 02/13/2018		4,300	4,331
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	106
SES Global Americas Holdings GP
2.500% due 03/25/2019		400	399
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	502
SFR Group S.A.
5.375% due 05/15/2022	EUR	700	865
Solvay Finance America LLC
4.450% due 12/03/2025		$1,000	1,076
Volkswagen Group of America Finance LLC
1.785% (US0003M + 0.470%) due 05/22/2018 ~		1,100	1,101

WestJet Airlines Ltd.
3.500% due 06/16/2021		1,800	1,832
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	28,200	33,703

			112,741

UTILITIES 2.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$700	737
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		600	619
NRG Energy, Inc.
7.625% due 01/15/2018		1,162	1,182
Rosneft Finance S.A.
7.875% due 03/13/2018		3,700	3,791
SSE PLC
5.625% (EUSA5 + 4.620%) due 10/02/2017 ~(d)	EUR	5,000	5,911
TECO Finance, Inc.
6.572% due 11/01/2017		$983	987
Verizon Communications, Inc.
4.500% due 08/10/2033		12,000	12,338
4.672% due 03/15/2055		8,000	7,649

			33,214

Total Corporate Bonds & Notes (Cost $515,548)			532,402

MUNICIPAL BONDS & NOTES 0.7%
ILLINOIS 0.6%
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022		200	205
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,500	1,723
7.750% due 01/01/2042		4,350	4,713
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020		200	205
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		1,095	1,257

			8,103

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		1,390	1,455

Total Municipal Bonds & Notes (Cost $8,924)			9,558

U.S. GOVERNMENT AGENCIES 32.3%
Fannie Mae
4.500% due 08/01/2039 - 11/01/2041		313	338
Fannie Mae, TBA
3.000% due 10/01/2032 - 11/01/2032		74,000	75,958
3.500% due 11/01/2032 - 12/01/2047		273,000	280,821
4.000% due 11/01/2047		21,000	22,071
5.000% due 10/01/2047		33,000	35,998
Freddie Mac
1.875% (COF 11 + 1.250%) due 12/01/2018 ~		2	2
6.500% due 01/01/2038 - 10/01/2038		52	58
Ginnie Mae
2.001% (US0001M + 0.770%) due 02/20/2066 ~		3,806	3,830
2.375% (H15T1Y + 1.500%) due 01/20/2022 ~		4	3
Tennessee Valley Authority
7.125% due 05/01/2030		10,000	14,519

Total U.S. Government Agencies (Cost $434,144)			433,598

U.S. TREASURY OBLIGATIONS 57.5%
U.S. Treasury Bonds
2.750% due 08/15/2047		2,000	1,952
3.000% due 05/15/2045		24,300	25,011
U.S. Treasury Notes
1.250% due 10/31/2021 (f)		207,500	202,827
1.750% due 04/30/2022 (h)(j)		6,000	5,962
1.750% due 09/30/2022		7,400	7,331
1.875% due 01/31/2022 (f)(h)		164,900	164,948
1.875% due 08/31/2022 (f)(h)(j)		8,000	7,978
2.000% due 09/30/2024		50,000	49,855
2.125% due 06/30/2022 (h)		20,800	20,995
2.250% due 02/15/2027 (f)		255,600	253,987
2.375% due 05/15/2027 (f)		31,300	31,422

Total U.S. Treasury Obligations (Cost $772,842)			772,268

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Funding Trust
3.597% due 01/20/2047 ^~		73	69
Bear Stearns Adjustable Rate Mortgage Trust
3.201% due 05/25/2034 ~		31	29
3.455% due 10/25/2033 ~		39	40
3.636% (US0012M + 1.950%) due 03/25/2035 ~		86	87
Bear Stearns ALT-A Trust
3.285% due 02/25/2036 ^~		723	643
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~		176	179
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		144	146
Cordusio RMBS SRL
0.000% (EUR003M + 0.140%) due 06/30/2035 ~	EUR	62	73
Countrywide Alternative Loan Trust
1.437% (US0001M + 0.200%) due 05/25/2036 ~		$62	53
6.000% due 08/25/2034		9,157	9,638
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~		135	119
3.489% due 08/25/2034 ^~		21	20
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~		4	4
Downey Savings & Loan Association Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/19/2045 ~		946	895
3.065% due 07/19/2044 ~		606	610
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,908	3,847
Fort Cre LLC
2.737% (LIBOR01M + 1.500%) due 05/21/2036 ~		$5,352	5,358
GreenPoint Mortgage Funding Trust
1.697% (US0001M + 0.460%) due 06/25/2045 ~		2,005	1,858
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~		5	5
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~		34	34
3.204% due 09/25/2035 ~		254	259
3.297% due 09/25/2035 ~		573	590
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 01/19/2038 ~		174	164
1.576% (US0001M + 0.340%) due 06/20/2035 ~		280	275
HomeBanc Mortgage Trust
1.497% (US0001M + 0.260%) due 01/25/2036 ~		1,399	1,382
3.191% due 04/25/2037 ^~		115	108
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~		33	32
3.462% due 07/25/2035 ~		352	353
3.520% due 07/25/2035 ~		514	533
3.642% due 02/25/2035 ~		28	28
LMREC, Inc.
2.936% (LIBOR01M + 1.700%) due 11/24/2031 +~		21,000	21,157
Morgan Stanley Mortgage Loan Trust
3.571% due 08/25/2034 ~		4,169	4,257
RBSSP Resecuritization Trust
1.734% (US0001M + 0.500%) due 09/26/2034 ~		1,615	1,572
1.734% (US0001M + 0.500%) due 04/26/2037 ~		1,436	1,361
Residential Accredit Loans, Inc. Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		1,003	574
Structured Adjustable Rate Mortgage Loan Trust
3.452% due 02/25/2034 ~		59	59
Structured Asset Mortgage Investments Trust
1.547% (US0001M + 0.310%) due 09/25/2045 ~		900	854
Uropa Securities PLC
0.487% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	9,231	11,964
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		2,133	2,721
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		1,668	2,108
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		1,777	2,236
WaMu Mortgage Pass-Through Certificates Trust
1.547% (US0001M + 0.310%) due 01/25/2045 ~		$107	105
1.889% (12MTA + 1.000%) due 02/25/2046 ~		726	714
1.977% (US0001M + 0.740%) due 11/25/2034 ~		1,180	1,164
Wells Fargo Mortgage-Backed Securities Trust
3.058% due 03/25/2036 ~		206	201

Total Non-Agency Mortgage-Backed Securities (Cost $75,106)			78,478

ASSET-BACKED SECURITIES 38.6%
Ameriquest Mortgage Securities Trust
1.627% (US0001M + 0.390%) due 03/25/2036 ~		100	99
Arbor Realty Commercial Real Estate Notes Ltd.
2.534% (US0001M + 1.300%) due 04/15/2027 ~		11,900	12,042
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		8,238	8,281

Atrium CDO Corp.
2.663% (US0003M + 1.350%) due 10/23/2024 ~		10,000	10,054
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		4,865	4,907
Bear Stearns Asset-Backed Securities Trust
1.437% (US0001M + 0.200%) due 12/25/2036 ~		1,134	1,126
1.647% (US0001M + 0.410%) due 12/25/2035 ~		545	547
2.237% (US0001M + 1.000%) due 10/25/2037 ~		300	302
BNC Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~		183	183
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	8,315	9,841
BSPRT Issuer Ltd.
2.665% (US0001M + 1.350%) due 06/15/2027 ~		$11,000	11,029
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~		15,000	15,030
Cent CLO Ltd.
2.722% (US0003M + 1.410%) due 11/07/2026 ~		5,400	5,448
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.167% (US0001M + 0.930%) due 05/25/2035 ~		3,499	3,375
Conseco Finance Corp.
6.220% due 03/01/2030		92	99
6.530% due 02/01/2031 ~		2,370	2,334
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		10,324	10,496
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)		22,470	22,470
2.464% (US0003M + 1.150%) due 04/28/2025 ~		21,793	21,838
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)		8,300	8,300
2.464% (US0003M + 1.160%) due 10/15/2026 ~		12,600	12,659
2.504% (US0003M + 1.200%) due 01/15/2025 ~		8,334	8,377
ECAF Ltd.
3.473% due 06/15/2040		646	642
4.947% due 06/15/2040		466	467
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~		7,917	7,962
First Franklin Mortgage Loan Trust
1.727% (US0001M + 0.490%) due 09/25/2035 ~		650	654
First NLC Trust
1.942% (US0001M + 0.705%) due 12/25/2035 ~		644	648
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~		13,500	13,506
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~		17,400	17,469
Gallatin Loan Management
1.000% due 07/15/2027 +(a)		13,600	13,600
Greystone Commercial Real Estate Ltd.
2.784% (US0001M + 1.550%) due 03/15/2027 ~		17,900	17,901
Home Equity Asset Trust
2.437% (US0001M + 1.200%) due 10/25/2033 ~		582	575
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~		6,250	6,269
2.524% (US0003M + 1.220%) due 01/17/2027 ~		12,750	12,791
KKR Financial CLO Ltd.
2.763% (US0003M + 1.450%) due 01/23/2026 ~		8,150	8,217
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~		25,000	25,068
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		12,250	12,330
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~		20,000	20,062
Merrill Lynch Mortgage Investors Trust
1.357% (US0001M + 0.120%) due 02/25/2037 ~		188	86
Morgan Stanley ABS Capital, Inc. Trust
1.882% (US0001M + 0.645%) due 09/25/2035 ~		500	501
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~		134	73
Mountain View CLO Ltd.
2.544% (US0003M + 1.240%) due 10/15/2026 ~		7,000	7,025
Navient Student Loan Trust
2.284% (US0001M + 1.050%) due 12/27/2066 ~		22,164	22,495
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		9,260	9,262
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.122% (US0001M + 0.885%) due 09/25/2035 ~		1,000	1,010
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~		10,600	10,621
OHA Loan Funding Ltd.
2.584% (US0003M + 1.270%) due 08/23/2024 ~		5,500	5,539
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		18,600	18,754
Residential Asset Securities Corp. Trust
1.877% (US0001M + 0.640%) due 08/25/2035 ~		6,189	5,895
Shackleton CLO Ltd.
2.424% (US0003M + 1.120%) due 01/13/2025 ~		4,700	4,711

SLM Student Loan Trust
0.219% (EUR003M + 0.550%) due 01/25/2041 ~	EUR	8,400	9,531
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		$8,747	8,755
Structured Asset Investment Loan Trust
1.927% (US0001M + 0.690%) due 06/25/2035 ~		557	560
Structured Asset Securities Corp. Mortgage Loan Trust
1.577% (US0001M + 0.340%) due 02/25/2036 ~		1,000	1,000
1.687% (US0001M + 0.450%) due 11/25/2035 ~		1,200	1,204
THL Credit Wind River CLO Ltd.
2.744% (US0003M + 1.440%) due 01/18/2026 ~		4,900	4,929
TICP CLO Ltd.
2.487% (US0003M + 1.180%) due 01/20/2027 ~		11,800	11,803
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~		6,750	6,819
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		5,516	5,532
Venture CLO Ltd.
2.424% (US0003M + 1.120%) due 04/15/2026 ~		11,300	11,366
VOLT LLC
3.125% due 06/25/2047		4,995	5,020
3.375% due 04/25/2047		9,297	9,370
3.375% due 05/28/2047		12,568	12,678
3.500% due 03/25/2047		14,474	14,616
Wells Fargo Home Equity Asset-Backed Securities Trust
1.827% (US0001M + 0.590%) due 11/25/2035 ~		1,500	1,514
2.287% (US0001M + 1.050%) due 10/25/2034 ~		260	254

Total Asset-Backed Securities (Cost $512,437)			517,921

SOVEREIGN ISSUES 0.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		3,300	3,404

Total Sovereign Issues (Cost $3,354)			3,404

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.3%			4,059

U.S. TREASURY BILLS 0.1%
1.064% due 01/04/2018 (b)(c)(f)(h)(j)		2,000	1,995

Total Short-Term Instruments (Cost $6,054)			6,054

Total Investments in Securities (Cost $2,372,427)			2,397,906

Total Investments 178.6% (Cost $2,372,427)			$2,397,906
Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $5,383)			(739)
Other Assets and Liabilities, net (78.5)%			(1,054,503)

Net Assets 100.0%			$1,342,664

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$4,059	U.S. Treasury Notes 2.625% due 08/15/2020	$(4,141)	$4,059	$4,059

Total Repurchase Agreements						$(4,141)	$4,059	$4,059

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.220%	09/07/2017	10/10/2017		$(152,625)	$(152,754)
	1.310	07/06/2017	10/06/2017		(4,931)	(4,946)
BOS	1.260	07/11/2017	10/11/2017		(18,135)	(18,188)
	1.280	07/26/2017	10/26/2017		(2,023)	(2,027)
	1.360	09/26/2017	10/03/2017		(6,761)	(6,763)
	1.360	09/27/2017	10/04/2017		(2,856)	(2,857)
BRC	(0.150)	08/11/2017	TBD	(3)	(1,430)	(1,429)
BSN	1.300	07/05/2017	10/05/2017		(1,108)	(1,112)
RDR	1.270	09/07/2017	10/12/2017		(47,630)	(47,672)
	1.320	08/07/2017	10/02/2017		(13,921)	(13,949)
SGY	1.250	09/07/2017	10/19/2017		(89,311)	(89,389)
	1.250	09/22/2017	10/06/2017		(6,214)	(6,217)

Total Reverse Repurchase Agreements						$(347,303)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	1.320%	09/21/2017	10/05/2017		$(4,991)	$(4,990)
GSC	1.220	09/06/2017	10/06/2017		(6,516)	(6,516)
	1.270	09/12/2017	10/12/2017		(9,073)	(9,070)
TDM	1.190	10/02/2017	10/04/2017		(4,721)	(4,720)
UBS	1.210	08/08/2017	10/11/2017		(35,959)	(35,948)
	1.220	08/08/2017	11/10/2017		(169,196)	(168,973)
	1.280	09/05/2017	12/04/2017		(3,755)	(3,747)

Total Sale-Buyback Transactions						$(233,964)

(f)	Securities with an aggregate market value of $237,109 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(492,024) at a weighted average interest rate of 0.948%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(247) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$112.000	11/24/2017	355	$355	$3	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/24/2017	166	166	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.500	11/24/2017	25	25	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	137	137	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	78	78	1	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	108.000	12/22/2017	26	26	0	0

					$7	$1

Total Purchased Options					$7	$1

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	1,332		$327,705	$466	$0	$(16)
Euro-Bund 10-Year Bond December Futures	12/2017	515	EUR	98,003	(511)	128	(134)
U.S. Treasury 10-Year Note December Futures	12/2017	550		$68,922	(696)	0	(129)

					$(741)	$128	$(279)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2017	693	EUR	(127,068)	$751	$98	$(197)

Total Futures Contracts					$10	$226	$(476)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.289%	$30,500	$3,769	$1,306	$5,075	$94	$0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.322	11,000	1,997	334	2,331	0	(7)
Kinder Morgan, Inc.	1.000	Quarterly	06/20/2021	0.433	8,900	(182)	367	185	0	(1)
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.526	1,100	(37)	59	22	1	0

						$5,547	$2,066	$7,613	$95	$(8)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (4)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	17,650	$(153)	$14	$(139)	$18	$0
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$14,100	(100)	49	(51)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		70,000	1,127	30	1,157	128	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		256,700	1,879	8,494	10,373	486	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		46,000	(1,780)	1,613	(167)	0	(155)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	6,290,000	(80)	(2)	(82)	76	0
Pay	28-Day MXN-TIIE	6.000	Lunar	06/07/2022	MXN	1,039,800	790	(2,723)	(1,933)	0	(102)

							$1,683	$7,475	$9,158	$717	$(257)

Total Swap Agreements							$7,230	$9,541	$16,771	$812	$(265)

(h)	Securities with an aggregate market value of $22,266 and cash of $22,300 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017		$27,286	AUD	34,746	$0	$(31)
	11/2017	AUD	34,746		$27,277	31	0
BOA	10/2017		$65,592	EUR	55,952	537	0
	11/2017	EUR	55,952		$65,699	0	(536)
BPS	10/2017	AUD	34,746		27,700	446	0
	10/2017	GBP	1,118		1,473	0	(25)
CBK	10/2017	JPY	349,178		3,096	0	(8)
	10/2017		$8,204	ZAR	107,707	0	(251)
	11/2017		3,100	JPY	349,178	8	0
	11/2017		445	PLN	1,602	0	(6)
DUB	10/2017	BRL	56,776		$18,139	213	0
	10/2017		$8,948	BRL	28,388	15	0
	11/2017		9,033		28,388	0	(109)
GLM	10/2017		2,405	GBP	1,787	10	(20)
	11/2017		8,444	TRY	30,385	0	(25)
	12/2017		112	MXN	2,013	0	(2)
HUS	10/2017		8,404	RUB	490,564	93	0
JPM	10/2017		73,326	GBP	54,764	57	0
	11/2017	GBP	54,764		$73,399	0	(56)
	11/2017		$6,738	EUR	5,694	2	0
	12/2017		106	MXN	1,915	0	(2)
MSB	10/2017	EUR	55,952		$67,433	1,304	0
SCX	10/2017		$3,223	JPY	349,178	0	(120)
	12/2017		8,333	INR	546,641	0	(24)
SOG	10/2017	GBP	55,433		$71,991	0	(2,289)
	12/2017	TWD	2,285,238		75,758	173	0
UAG	12/2017	KRW	3,199,711		2,817	21	0

Total Forward Foreign Currency Contracts						$2,910	$(3,504)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$74.000	10/05/2017	$265,000	$10	$0

Total Purchased Options					$10	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.610%	$2,800	$(16)	$(37)	$0	$(53)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.755%	$10,750	$(749)	$395	$0	$(354)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	5,300	(370)	195	0	(175)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985	29,800	(782)	812	30	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	800	66	28	94	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	9,300	(56)	12	0	(44)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	500	43	16	59	0

							$(1,848)	$1,458	$183	$(573)

Total Swap Agreements							$(1,864)	$1,421	$183	$(626)

(j)	Securities with an aggregate market value of $2,399 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,940	$37,283	$44,223
Corporate Bonds & Notes
Banking & Finance	0	386,447	0	386,447
Industrials	0	112,741	0	112,741
Utilities	0	33,214	0	33,214
Municipal Bonds & Notes
Illinois	0	8,103	0	8,103
Texas	0	1,455	0	1,455
U.S. Government Agencies	0	433,598	0	433,598
U.S. Treasury Obligations	0	772,268	0	772,268
Non-Agency Mortgage-Backed Securities	0	57,321	21,157	78,478
Asset-Backed Securities	0	496,021	21,900	517,921
Sovereign Issues	0	3,404	0	3,404
Short-Term Instruments
Repurchase Agreements	0	4,059	0	4,059
U.S. Treasury Bills	0	1,995	0	1,995

Total Investments	$0	$2,317,566	$80,340	$2,397,906

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	226	813	0	1,039
Over the counter	0	3,093	0	3,093
	$226	$3,906	$0	$4,132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(476)	(265)	0	(741)
Over the counter	0	(4,130)	0	(4,130)

	$(476)	$(4,395)	$0	$(4,871)

Total Financial Derivative Instruments	$(250)	$(489)	$0	$(739)

Totals	$(250)	$2,317,077	$80,340	$2,397,167

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$37,099	$0	$16	$0	$168	$0	$0	$37,283	$0
Corporate Bonds & Notes
Industrials	17,919	0	(917)	(68)	(23)	396	0	(17,307)	0	0
Non-Agency Mortgage-Backed Securities	32,417	0	(6,088)	0	0	186	0	(5,358)	21,157	0
Asset-Backed Securities	0	21,900	0	0	0	0	0	0	21,900	0

Totals	$50,336	$58,999	$(7,005)	$(52)	$(23)	$750	$0	$(22,665)	$80,340	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$9,649	Proxy Pricing	Base Price	100.050
	27,634	Third Party Vendor	Broker Quote	97.560 - 98.250
Non-Agency Mortgage-Backed Securities	21,157	Proxy Pricing	Base Price	100.750
Asset-Backed Securities	21,900	Proxy Pricing	Base Price	100.000

Total	$80,340

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 188.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018	$400	$402
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024	247	248

Total Loan Participations and Assignments (Cost $647)		650

CORPORATE BONDS & NOTES 120.5%
BANKING & FINANCE 60.5%
AerCap Ireland Capital DAC
4.250% due 07/01/2020 (f)	500	523
4.625% due 10/30/2020 (f)	500	532
Air Lease Corp.
4.750% due 03/01/2020 (f)	500	529
Ally Financial, Inc.
3.250% due 02/13/2018	100	101
3.250% due 11/05/2018	100	101
3.500% due 01/27/2019	300	305
3.600% due 05/21/2018	800	807
American Tower Corp.
3.400% due 02/15/2019 (f)	400	407
Aozora Bank Ltd.
2.750% due 03/09/2020 (f)	1,000	1,005
Athene Global Funding
2.875% due 10/23/2018 (f)	800	808
Aviation Capital Group Corp.
2.875% due 01/20/2022 (f)	800	801
6.750% due 04/06/2021 (f)	250	283
Bank of America Corp.
1.967% (US0003M + 0.660%) due 07/21/2021 ~(f)	400	401
8.000% (US0003M + 3.630%) due 01/30/2018 ~(d)	1,200	1,219
Barclays PLC
2.000% due 03/16/2018 (f)	1,015	1,016
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(d)	1,300	1,376
BGC Partners, Inc.
5.125% due 05/27/2021	300	316
BOC Aviation Ltd.
2.375% due 09/15/2021	400	393
3.000% due 03/30/2020 (f)	850	860
3.875% due 05/09/2019	294	300
Cantor Fitzgerald LP
6.500% due 06/17/2022 (f)	200	225
7.875% due 10/15/2019 (f)	300	329
CIT Group, Inc.
3.875% due 02/19/2019	100	102
5.375% due 05/15/2020	100	108
5.500% due 02/15/2019	168	176
Citigroup, Inc.
2.263% (US0003M + 0.950%) due 07/24/2023 ~(f)	1,500	1,504
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (f)	850	883
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	135	141
E.ON International Finance BV
5.800% due 04/30/2018	384	393
Five Corners Funding Trust
4.419% due 11/15/2023 (f)	500	542
General Motors Financial Co., Inc.
3.250% due 05/15/2018 (f)	800	807
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020 (f)	500	552
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (f)	350	377
HBOS PLC
6.750% due 05/21/2018 (f)	500	515
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	1,000	982
ICICI Bank Ltd.
3.125% due 08/12/2020	300	303
International Lease Finance Corp.
6.250% due 05/15/2019	200	213
7.125% due 09/01/2018 (f)	300	314
8.250% due 12/15/2020	250	293

JPMorgan Chase & Co.
3.220% (US0003M + 1.155%) due 03/01/2025 ~(f)		1,000	1,014
7.900% (US0003M + 3.470%) due 04/30/2018 ~(d)		400	413
LeasePlan Corp. NV
2.500% due 05/16/2018 (f)		666	667
2.875% due 01/22/2019 (f)		600	602
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(d)	GBP	1,050	1,468
Macquarie Group Ltd.
3.000% due 12/03/2018		$100	101
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		1,000	988
2.750% due 10/21/2020		300	303
Mizuho Financial Group, Inc.
2.257% (US0003M + 0.940%) due 02/28/2022 ~(f)		1,400	1,408
Morgan Stanley
2.713% (US0003M + 1.400%) due 10/24/2023 ~(f)		200	205
Nationwide Building Society
4.125% (EUSA5 + 3.300%) due 03/20/2023 ~	EUR	200	241
Navient Corp.
4.875% due 06/17/2019		$1,000	1,037
5.500% due 01/15/2019		500	518
8.000% due 03/25/2020		500	552
Nomura Holdings, Inc.
6.700% due 03/04/2020 (f)		623	685
ORIX Corp.
2.900% due 07/18/2022 (f)		1,200	1,205
Qatari Diar Finance Co.
5.000% due 07/21/2020		600	636
QNB Finance Ltd.
2.125% due 02/14/2018		300	300
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		200	202
3.498% (US0003M + 1.480%) due 05/15/2023 ~(f)		600	604
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~(f)		500	501
Santander UK PLC
2.350% due 09/10/2019 (f)		100	101
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (f)		700	694
2.650% due 07/15/2021		600	595
3.000% due 07/15/2022 (f)		300	300
Springleaf Finance Corp.
8.250% due 12/15/2020		200	227
State Bank of India
2.252% (US0003M + 0.950%) due 04/06/2020 ~		400	401
3.622% due 04/17/2019 (f)		1,100	1,120
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019 (f)		500	500
Suncorp-Metway Ltd.
2.100% due 05/03/2019 (f)		500	500
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~(f)		400	404
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		1,900	1,929
VEREIT Operating Partnership LP
3.000% due 02/06/2019 (f)		500	505
WEA Finance LLC
2.700% due 09/17/2019 (f)		500	505
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(d)		1,500	1,547

			43,820

INDUSTRIALS 48.0%
AbbVie, Inc.
2.850% due 05/14/2023 (f)		400	403
AP Moller - Maersk A/S
2.550% due 09/22/2019		400	402
Arrow Electronics, Inc.
3.500% due 04/01/2022 (f)		600	612
Asciano Finance Ltd.
4.625% due 09/23/2020 (f)		700	731
BMW U.S. Capital LLC
2.000% due 04/11/2021 (f)		200	199
Boston Scientific Corp.
3.375% due 05/15/2022 (f)		300	308
Central Nippon Expressway Co. Ltd.
2.169% (US0003M + 0.850%) due 09/14/2021 ~(f)		1,400	1,409
Charter Communications Operating LLC
4.464% due 07/23/2022		700	740
Coca-Cola European Partners PLC
0.000% (EUR003M + 0.250%) due 11/26/2017 ~	EUR	200	237
Crown Castle Towers LLC
3.222% due 05/15/2042 (f)		$300	306

CVS Health Corp.
3.500% due 07/20/2022 (f)		200	208
D.R. Horton, Inc.
3.750% due 03/01/2019		200	204
4.000% due 02/15/2020 (f)		300	311
Dell International LLC
4.420% due 06/15/2021 (f)		400	420
5.450% due 06/15/2023 (f)		400	439
Delphi Automotive PLC
3.150% due 11/19/2020 (f)		700	717
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		171	189
Delta Air Lines, Inc.
3.625% due 03/15/2022		1,100	1,131
DISH DBS Corp.
4.250% due 04/01/2018		1,000	1,010
7.875% due 09/01/2019		300	328
EMC Corp.
1.875% due 06/01/2018		600	598
Energy Transfer LP
9.000% due 04/15/2019		200	220
Flex Ltd.
4.625% due 02/15/2020 (f)		300	314
Forest Laboratories LLC
4.375% due 02/01/2019		27	28
5.000% due 12/15/2021 (f)		400	437
Georgia-Pacific LLC
3.734% due 07/15/2023 (f)		200	211
Imperial Brands Finance PLC
2.050% due 07/20/2018		400	400
2.950% due 07/21/2020 (f)		650	660
Kansas City Southern
3.000% due 05/15/2023 (f)		1,500	1,505
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~		800	802
7.250% due 06/01/2018 (f)		500	518
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		182	187
Masco Corp.
5.950% due 03/15/2022		76	86
7.125% due 03/15/2020		52	58
McCormick & Co., Inc.
3.150% due 08/15/2024 (f)		1,400	1,413
MGM Resorts International
8.625% due 02/01/2019		400	433
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019 (f)		400	403
Mylan NV
3.150% due 06/15/2021 (f)		900	916
Nabors Industries, Inc.
6.150% due 02/15/2018		350	356
National Fuel Gas Co.
8.750% due 05/01/2019 (f)		500	548
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019 (f)		500	500
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018 (f)		1,100	1,111
Petroleos Mexicanos
3.125% due 01/23/2019 (f)		900	910
9.250% due 03/30/2018		600	620
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (f)		300	307
6.875% due 05/01/2018		100	103
QUALCOMM, Inc.
3.000% due 05/20/2022 (f)		200	206
Reynolds American, Inc.
4.000% due 06/12/2022 (f)		600	634
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021 (f)		700	759
6.250% due 03/15/2022		300	338
SFR Group S.A.
5.375% due 05/15/2022	EUR	100	124
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		$100	100
Siemens Financieringsmaatschappij NV
1.931% (US0003M + 0.610%) due 03/16/2022 ~(f)		300	302
SK Telecom Co. Ltd.
2.125% due 05/01/2018 (f)		200	200
2.125% due 05/01/2018		200	200
Sky PLC
3.125% due 11/26/2022 (f)		1,000	1,014
Solvay Finance America LLC
3.400% due 12/03/2020		400	413
Southern Co.
2.950% due 07/01/2023 (f)		1,100	1,107

Telefonica Emisiones S.A.U.
5.134% due 04/27/2020 (f)	850	912
5.877% due 07/15/2019	200	213
Tesco PLC
5.500% due 11/15/2017	1,000	1,005
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	400	403
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	300	299
1.700% due 07/19/2019 (f)	500	493
2.800% due 07/21/2023	300	287
Time Warner Cable LLC
8.250% due 04/01/2019	300	326
Universal Health Services, Inc.
3.750% due 08/01/2019	100	103
WestJet Airlines Ltd.
3.500% due 06/16/2021 (f)	700	713
Woodside Finance Ltd.
8.750% due 03/01/2019	400	436
Wynn Macau Ltd.
5.250% due 10/15/2021	200	206

		34,741

UTILITIES 12.0%
AT&T, Inc.
2.202% (US0003M + 0.890%) due 02/14/2023 ~(f)	1,100	1,098
3.875% due 08/15/2021 (f)	300	314
BP Capital Markets PLC
2.191% (US0003M + 0.870%) due 09/16/2021 ~(f)	700	712
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	202
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	300	337
Exelon Corp.
2.450% due 04/15/2021 (f)	300	300
FirstEnergy Corp.
2.850% due 07/15/2022	700	702
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018 (f)	400	404
KT Corp.
2.625% due 04/22/2019	200	201
ONEOK, Inc.
4.250% due 02/01/2022 (f)	400	417
Pennsylvania Electric Co.
5.200% due 04/01/2020 (f)	800	850
Plains All American Pipeline LP
2.600% due 12/15/2019	500	499
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	800	799
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	620
Telstra Corp. Ltd.
3.125% due 04/07/2025 (f)	100	101
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~(f)	1,100	1,117

		8,673

Total Corporate Bonds & Notes (Cost $86,528)		87,234

MUNICIPAL BONDS & NOTES 1.9%
PENNSYLVANIA 1.9%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.444% (US0003M + 0.130%) due 10/25/2036 ~	1,406	1,362

Total Municipal Bonds & Notes (Cost $1,380)		1,362

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
1.887% (LIBOR01M + 0.650%) due 09/25/2023 ~	5	5
1.950% (T7Y - 0.050%) due 09/25/2022 ~	32	32
3.000% due 03/01/2042 (f)	202	204
Freddie Mac
5.234% (LIBOR01M + 4.000%) due 01/15/2022 ~	19	20
Ginnie Mae
1.686% (LIBOR01M + 0.450%) due 10/20/2037 ~	57	57
1.911% (US0001M + 0.680%) due 08/20/2061 ~	261	262

Total U.S. Government Agencies (Cost $574)		580

U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2020 (f)	1,045	1,050

0.125% due 04/15/2021 (f)	2,479	2,486
0.125% due 04/15/2022 (f)	3,523	3,523
U.S. Treasury Notes
1.875% due 07/31/2022 (f)	8,500	8,480
2.375% due 05/15/2027 (f)	1,300	1,305

Total U.S. Treasury Obligations (Cost $16,891)		16,844

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 02/25/2045 ~	8	8
BAMLL Commercial Mortgage Securities Trust
2.027% (LIBOR01M + 0.800%) due 06/15/2028 ~	100	100
Banc of America Funding Trust
1.536% (US0001M + 0.300%) due 02/20/2035 ~	19	19
3.603% due 09/20/2034 ~	121	124
Bear Stearns Adjustable Rate Mortgage Trust
3.172% due 04/25/2033 ~	42	43
3.496% due 11/25/2034 ~	74	73
3.560% due 01/25/2034 ~	12	12
Citicorp Mortgage Securities Trust
5.500% due 08/25/2021	1	1
Citigroup Mortgage Loan Trust, Inc.
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	11	11
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	22	22
Credit Suisse First Boston Mortgage Securities Corp.
3.090% due 06/25/2033 ~	25	25
5.362% due 05/15/2036 ~	500	515
6.500% due 04/25/2033	115	117
Credit Suisse Mortgage Capital Certificates
3.523% due 05/26/2037 ~	3	3
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~	39	38
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	10	10
3.462% (US0012M + 1.750%) due 08/25/2033 ~	225	226
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	468	457
2.237% (US0001M + 1.000%) due 07/25/2033 ~	384	374
JPMorgan Mortgage Trust
3.101% due 02/25/2034 ~	70	72
3.464% due 09/25/2034 ~	11	11
3.499% due 04/25/2035 ~	203	207
3.506% due 06/25/2035 ~	27	27
3.642% due 02/25/2035 ~	6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.714% (US0001M + 0.480%) due 06/15/2030 ~	28	27
2.610% due 10/20/2029 ~	18	18
Merrill Lynch Mortgage Investors Trust
1.697% (US0001M + 0.460%) due 04/25/2029 ~	10	9
1.877% (US0001M + 0.640%) due 10/25/2028 ~	8	8
2.973% due 02/25/2035 ~	205	210
Morgan Stanley Mortgage Loan Trust
3.445% due 11/25/2034 ~	14	14
Motel 6 Trust
2.154% due 08/15/2034 ~	900	903
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	12	11
Sequoia Mortgage Trust
1.937% (US0001M + 0.700%) due 10/19/2026 ~	99	98
1.996% (US0001M + 0.760%) due 10/20/2027 ~	18	18
Structured Asset Mortgage Investments Trust
1.817% (US0001M + 0.580%) due 07/19/2034 ~	59	59
1.897% (US0001M + 0.660%) due 09/19/2032 ~	16	16
8.914% due 06/25/2029 ~	8	8
Structured Asset Securities Corp. Mortgage Loan Trust
1.837% (US0001M + 0.600%) due 10/25/2027 ~	14	14
Thornburg Mortgage Securities Trust
1.877% (US0001M + 0.640%) due 09/25/2043 ~	10	10
3.061% due 04/25/2045 ~	44	44
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	277	269
1.527% (US0001M + 0.290%) due 10/25/2045 ~	47	47
1.637% (US0001M + 0.400%) due 06/25/2044 ~	37	36
1.977% (US0001M + 0.740%) due 11/25/2034 ~	96	94
2.289% (12MTA + 1.400%) due 06/25/2042 ~	12	12
Wells Fargo Mortgage-Backed Securities Trust
3.530% due 10/25/2033 ~	58	59
3.700% due 12/25/2034 ~	151	157

Total Non-Agency Mortgage-Backed Securities (Cost $4,582)		4,642

ASSET-BACKED SECURITIES 27.0%
Aegis Asset-Backed Securities Trust
1.507% (US0001M + 0.270%) due 12/25/2035 ~	3	3
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	500	502
Amortizing Residential Collateral Trust
2.237% (US0001M + 1.000%) due 10/25/2034 ~	334	335
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.277% (US0001M + 1.040%) due 04/25/2034 ~	101	101
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~	485	487
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~	600	603
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	566	565
Bear Stearns Asset-Backed Securities Trust
1.987% (US0001M + 0.750%) due 03/25/2035 ~	1,000	978
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~	44	43
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~	500	501
2.467% (US0003M + 1.150%) due 07/27/2026 ~	500	503
Chase Funding Trust
1.977% (US0001M + 0.740%) due 10/25/2032 ~	69	69
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	600	601
Colony American Finance Ltd.
2.544% due 06/15/2048	255	253
Colony Starwood Homes Trust
2.737% (LIBOR01M + 1.500%) due 07/17/2033 ~	199	202
Delta Funding Home Equity Loan Trust
2.054% (US0001M + 0.820%) due 09/15/2029 ~	7	7
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~	600	602
GSAA Home Equity Trust
1.877% (US0001M + 0.640%) due 12/25/2034 ~	20	20
Halcyon Loan Advisors Funding Ltd.
2.434% (US0003M + 1.130%) due 04/18/2026 ~	1,100	1,100
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	700	703
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	700	702
Navient Student Loan Trust
2.487% (US0001M + 1.250%) due 06/25/2065 ~	176	180
OneMain Financial Issuance Trust
2.570% due 07/18/2025	199	199
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	700	704
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~	500	500
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~	7	6
Residential Asset Mortgage Products Trust
2.332% (US0001M + 1.095%) due 09/25/2033 ~	835	822
Residential Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 09/25/2029 ~	6	6
Securitized Asset-Backed Receivables LLC Trust
1.912% (US0001M + 0.675%) due 01/25/2035 ~	1,558	1,535
SLM Student Loan Trust
1.870% (US0003M + 0.550%) due 12/15/2025 ~	600	602
2.064% (US0003M + 0.750%) due 04/25/2023 ~	967	966
2.814% (US0003M + 1.500%) due 04/25/2023 ~	1,103	1,130
3.014% (US0003M + 1.700%) due 07/25/2023 ~	915	943
SMB Private Education Loan Trust
2.234% (US0001M + 1.000%) due 06/15/2027 ~	400	404
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	421	424
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~	111	111
VOLT LLC
3.125% due 06/25/2047	89	90
3.125% due 09/25/2047	1,500	1,502
3.250% due 04/25/2059	586	590

Total Asset-Backed Securities (Cost $19,502)		19,594

SOVEREIGN ISSUES 3.7%
Export-Import Bank of India
2.750% due 04/01/2020 (f)	1,200	1,207
Japan Finance Organization for Municipalities
2.125% due 03/06/2019 (f)	1,000	1,000

Korea Water Resources Corp.
2.000% due 04/16/2018		400	400
Malaysia Government International Bond
3.678% due 11/23/2017	MYR	370	88

Total Sovereign Issues (Cost $2,690)			2,695

SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS (e) 3.3%			2,400

ARGENTINA TREASURY BILLS 0.3%
2.850% due 05/11/2018 (a)(b)		$200	197

MALAYSIA TREASURY BILLS 0.2%
3.007% due 11/10/2017 - 01/19/2018 (a)(b)	MYR	700	165

Total Short-Term Instruments (Cost $2,762)			2,762

Total Investments in Securities (Cost $135,556)			136,363

Total Investments 188.3% (Cost $135,556)			$136,363
Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $177)			44
Other Assets and Liabilities, net (88.4)%			(64,006)

Net Assets 100.0%			$72,401

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.240%	09/29/2017	10/02/2017	$2,400	Fannie Mae 4.000% due 04/01/2047	$(2,477)	$2,400	$2,400

Total Repurchase Agreements						$(2,477)	$2,400	$2,400

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	1.350%	09/15/2017	10/16/2017	(200)	$(200)
FOB	1.550	09/25/2017	10/02/2017	(659)	(659)
	1.550	10/02/2017	10/23/2017	(659)	(659)
	1.500	09/25/2017	10/02/2017	(1,112)	(1,112)
	1.500	09/28/2017	10/06/2017	(1,972)	(1,972)
	1.500	10/02/2017	10/23/2017	(1,112)	(1,112)
	1.550	09/25/2017	10/02/2017	(195)	(195)
	1.550	09/27/2017	10/06/2017	(672)	(672)
	1.550	09/28/2017	10/06/2017	(2,527)	(2,528)
	1.550	10/02/2017	10/23/2017	(195)	(195)
SOG	1.550	09/20/2017	10/20/2017	(1,338)	(1,339)
	1.550	09/21/2017	10/11/2017	(2,617)	(2,618)
TDM	1.450	09/20/2017	10/03/2017	(972)	(973)
UBS	1.500	09/20/2017	10/06/2017	(1,252)	(1,253)
	1.500	09/22/2017	10/06/2017	(11,462)	(11,467)
	1.500	09/25/2017	10/02/2017	(10,969)	(10,972)
	1.500	09/25/2017	10/10/2017	(2,494)	(2,494)
	1.500	09/26/2017	10/03/2017	(1,430)	(1,430)
	1.500	09/26/2017	10/10/2017	(673)	(673)
	1.500	09/28/2017	10/10/2017	(10,146)	(10,148)
	1.500	10/02/2017	10/16/2017	(10,954)	(10,954)
	1.500	10/03/2017	10/13/2017	(1,425)	(1,425)

Total Reverse Repurchase Agreements					$(65,050)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	1.250%	09/28/2017	10/02/2017	$(1,317)	$(1,317)
	1.350	09/29/2017	10/02/2017	(8,522)	(8,522)
	1.400	09/28/2017	10/02/2017	(6,238)	(6,238)

Total Sale-Buyback Transactions					$(16,077)

(f)	Securities with an aggregate market value of $16,004 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(53,524) at a weighted average interest rate of 1.310%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.500	11/24/2017	195	$390	$2	$0
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.000	11/24/2017	6	6	0	0

					$2	$0

Total Purchased Options					$2	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	127		$31,158	$(17)	$0	$(9)
90-Day Eurodollar June Futures	06/2018	156		38,337	(74)	0	(6)
90-Day Eurodollar March Futures	03/2018	320		78,728	(108)	0	(4)

					$(199)	$0	$(19)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	127		$(31,098)	$26	$13	$0
90-Day Eurodollar June Futures	06/2019	156		(38,238)	103	16	0
90-Day Eurodollar March Futures	03/2019	320		(78,472)	207	28	0
U.S. Treasury 2-Year Note December Futures	12/2017	122		(26,316)	70	15	0
United Kingdom Long Gilt December Futures	12/2017	23	GBP	(3,818)	96	1	(8)

					$502	$73	$(8)

Total Futures Contracts					$303	$73	$(27)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$26,500	$(507)	$(59)	$(566)	$0	$(9)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022	$3,600	$(267)	$(19)	$(286)	$0	$(9)

					$(774)	$(78)	$(852)	$0	$(18)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	45,850	$(371)	$32	$(339)	$40	$0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	12/28/2018		$5,300	(2)	3	1	0	(1)
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		36,700	224	(91)	133	0	(24)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020		61,000	2	(25)	(23)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2021		1,500	0	(12)	(12)	2	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2021		66,000	252	203	455	0	(98)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		5,300	125	(45)	80	8	0
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022		44,300	0	(14)	(14)	0	(5)
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2022		66,000	705	(492)	213	116	0
Receive (4)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		15,200	(196)	66	(130)	27	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,600	7	58	65	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		1,300	132	(44)	88	3	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	19,700	(3)	19	16	0	(2)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		24,200	(3)	11	8	0	(3)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		22,000	118	4	122	0	(5)

							$990	$(327)	$663	$199	$ (140)

Total Swap Agreements							$216	$(405)	$(189)	$199	$ (158)

Cash of $1,083 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	AUD	265		$212	$4	$0
	10/2017	CAD	72		59	1	0
BPS	10/2017	AUD	5,617		4,478	72	0
	11/2017		5,882		4,601	0	(11)
BRC	11/2017	MYR	170		41	0	0
GLM	10/2017	CAD	5,669		4,524	0	(19)
	10/2017	GBP	1,143		1,479	0	(53)
	11/2017	MYR	117		28	0	0
	12/2017	MXN	1,582		88	2	0
	12/2017	MYR	200		48	0	0
	01/2018		300		72	1	0
JPM	10/2017	EUR	332		396	4	0
	10/2017		$1,530	GBP	1,143	2	(1)
	11/2017	CAD	236		$190	1	0
	11/2017	GBP	1,033		1,384	0	(1)
MSB	10/2017	CAD	202		162	1	0
	11/2017	MYR	400		95	1	0
NAB	10/2017		$4,710	CAD	5,830	0	(37)
	11/2017	CAD	5,830		$4,711	37	0
SCX	10/2017		89		73	2	0
TOR	11/2017	EUR	200		231	0	(6)

Total Forward Foreign Currency Contracts						$128	$(128)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC AUD versus USD	$0.870	10/06/2017	AUD	4,400	$0	$0

Total Purchased Options						$0	$0

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/27/2017	$8,400	$(22)	$(24)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/27/2017	8,500	(19)	(19)

							$(41)	$(43)

Total Written Options							$(41)	$(43)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$650	$0	$650
Corporate Bonds & Notes
Banking & Finance	0	43,820	0	43,820
Industrials	0	34,741	0	34,741
Utilities	0	8,673	0	8,673
Municipal Bonds & Notes
Pennsylvania	0	1,362	0	1,362
U.S. Government Agencies	0	580	0	580
U.S. Treasury Obligations	0	16,844	0	16,844
Non-Agency Mortgage-Backed Securities	0	4,642	0	4,642
Asset-Backed Securities	0	19,594	0	19,594
Sovereign Issues	0	2,695	0	2,695
Short-Term Instruments
Repurchase Agreements	0	2,400	0	2,400
Argentina Treasury Bills	0	197	0	197
Malaysia Treasury Bills	0	165	0	165

Total Investments	$0	$136,363	$0	$136,363

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	73	199	0	272
Over the counter	0	128	0	128
	$73	$327	$0	$400

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(158)	0	(185)
Over the counter	0	(171)	0	(171)

	$(27)	$(329)	$0	$(356)

Total Financial Derivative Instruments	$46	$(2)	$0	$44

Totals	$46	$136,361	$0	$136,407

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
AABS Ltd.
4.875% due 01/10/2038 +		$1,996	$2,025
Rise Ltd.
4.750% due 01/31/2021 +~ (f)		562	572

Total Loan Participations and Assignments (Cost $2,556)			2,597

CORPORATE BONDS & NOTES 17.3%
BANKING & FINANCE 11.7%
AerCap Ireland Capital DAC
5.000% due 10/01/2021		15,800	17,060
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		26,100	27,423
Barclays Bank PLC
7.625% due 11/21/2022		5,200	5,983
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		2,600	2,681
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(e)	GBP	3,500	5,555
Barclays PLC
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(e)		$3,000	3,175
Blackstone CQP Holdco LP
6.500% due 03/20/2021		35,000	35,525
BPCE S.A.
4.625% due 07/11/2024		14,300	14,967
Credit Suisse AG
6.500% due 08/08/2023		14,100	15,969
General Motors Financial Co., Inc.
3.200% due 07/13/2020		1,300	1,334
4.250% due 05/15/2023		9,630	10,082
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	9,128
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,564
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,636
Santander Holdings USA, Inc.
3.700% due 03/28/2022		2,000	2,039
SoQ Sukuk A QSC
2.099% due 01/18/2018		4,400	4,404
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	99	147
5.744% due 04/13/2040		195	294
5.801% due 10/13/2040		688	1,042

			161,008

INDUSTRIALS 3.9%
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	334	406
CVS Pass-Through Trust
7.507% due 01/10/2032		$6,500	8,061
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		5,000	5,435
Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,395
HCA, Inc.
6.500% due 02/15/2020		10,300	11,240
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,282
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	17,800
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$3,100	3,056
Viacom, Inc.
3.125% due 06/15/2022		500	496

			53,171

UTILITIES 1.7%
BG Energy Capital PLC
6.500% (BPSW5 + 5.336%) due 11/30/2072 ~	GBP	2,000	2,705
6.500% (USSW5 + 5.439%) due 11/30/2072 ~		$4,000	4,025
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		15,500	15,990

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	143	93

		22,813

Total Corporate Bonds & Notes (Cost $234,216)		236,992

MUNICIPAL BONDS & NOTES 4.6%
CALIFORNIA 0.4%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,500	4,765

ILLINOIS 0.3%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	900	1,097
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	3,575	3,619

		4,716

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,247

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	757
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,197

		9,954

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,000	1,046

VIRGINIA 1.3%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	19,105	17,540

WEST VIRGINIA 1.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,850	23,341

Total Municipal Bonds & Notes (Cost $54,228)		62,609

U.S. GOVERNMENT AGENCIES 47.4%
Fannie Mae
1.687% (LIBOR01M + 0.450%) due 08/25/2021 ~	3	3
2.472% (COF 11 + 1.250%) due 06/01/2020 ~	2	2
2.474% (H15T1Y + 1.974%) due 11/01/2032 ~	12	13
2.498% (H15T1Y + 1.998%) due 10/01/2032 ~	12	13
2.595% (H15T1Y + 2.095%) due 09/01/2027 ~	42	43
2.766% (COF 11 + 1.250%) due 05/01/2018 ~	2	2
2.818% (H15T1Y + 2.157%) due 01/01/2033 ~	37	39
2.922% (H15T1Y + 2.126%) due 05/01/2033 ~	78	82
2.961% (H15T1Y + 2.008%) due 05/01/2028 ~	16	17
3.000% due 01/01/2046	338	339
3.175% (US0012M + 1.800%) due 10/01/2034 ~	44	44
3.215% (US0012M + 1.590%) due 12/01/2034 ~	64	67
3.465% (US0012M + 1.715%) due 09/01/2032 ~	8	8
3.500% due 05/01/2047 - 12/01/2047	85,580	87,928
3.792% due 03/25/2041 ~	15	15
4.000% due 11/25/2019 - 12/01/2044	91	93
4.069% due 05/25/2042 ~	13	14
6.000% due 08/01/2022 - 12/01/2023	66	71
6.500% due 01/01/2025 - 12/01/2028	40	44
7.000% due 11/01/2038	52	55
7.010% due 08/01/2022	14	14
11.000% due 07/15/2020	7	7
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	146,050	146,249
3.500% due 11/01/2032 - 10/01/2047	3,000	3,121
4.000% due 10/01/2047 - 11/01/2047	162,345	170,740
4.500% due 10/01/2047 - 11/01/2047	127,000	136,287
Freddie Mac
1.684% (LIBOR01M + 0.450%) due 08/15/2029 - 12/15/2031 ~	38	38
1.734% (LIBOR01M + 0.500%) due 09/15/2030 ~	5	5
1.784% (LIBOR01M + 0.550%) due 03/15/2032 ~	5	6
1.884% (LIBOR01M + 0.650%) due 03/15/2020 - 02/15/2024 ~	225	230
2.384% (LIBOR01M + 1.150%) due 09/15/2022 ~	19	19

2.584% (LIBOR01M + 1.350%) due 08/15/2023 ~	5	5
2.750% (H15T1Y + 2.250%) due 10/01/2032 ~	35	37
2.785% (H15T1Y + 2.250%) due 01/01/2032 ~	79	81
2.827% (H15T1Y + 1.830%) due 08/01/2032 ~	65	65
2.973% (H15T1Y + 2.223%) due 01/01/2033 ~	2	2
3.000% (H15T1Y + 2.500%) due 10/01/2032 ~	54	55
3.041% (H15T1Y + 2.206%) due 02/01/2033 ~	40	42
3.165% (H15T1Y + 2.270%) due 02/01/2029 ~	55	58
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	13	14
3.643% (US0012M + 1.893%) due 07/01/2032 ~	5	5
3.725% (US0012M + 1.975%) due 08/01/2032 ~	6	6
4.500% due 05/15/2018	1	1
6.000% due 12/15/2028	248	276
6.500% due 12/15/2023	4	4
7.000% due 04/01/2029 - 03/01/2030	15	16
7.500% due 08/15/2030	38	44
Ginnie Mae
1.586% (LIBOR01M + 0.350%) due 06/20/2032 ~	11	11
2.125% (H15T1Y + 1.500%) due 07/20/2021 - 07/20/2029 ~	56	56
2.250% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2027 ~	51	52
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2032 ~	210	218
2.500% (H15T1Y + 1.500%) due 09/20/2021 ~	3	3
2.625% (H15T1Y + 1.500%) due 05/20/2018 - 06/20/2032 ~	141	146
3.000% (H15T1Y + 1.500%) due 04/20/2019 - 08/20/2025 ~	45	45
3.125% (H15T1Y + 2.000%) due 06/20/2022 ~	19	20
4.000% due 10/01/2047	72,600	76,448
6.500% due 05/15/2023 - 12/15/2023	1	1
NCUA Guaranteed Notes
1.681% (LIBOR01M + 0.450%) due 10/07/2020 ~	1,488	1,493
Tennessee Valley Authority
2.875% due 02/01/2027	10,000	10,267
7.125% due 05/01/2030	10,000	14,519
Vendee Mortgage Trust
6.500% due 09/15/2024	409	445

Total U.S. Government Agencies (Cost $650,285)		650,043

U.S. TREASURY OBLIGATIONS 43.2%
U.S. Treasury Bonds
3.000% due 05/15/2047 (h)	7,140	7,343
U.S. Treasury Notes
1.750% due 03/31/2022 (j)(l)	41,900	41,656
1.875% due 01/31/2022 (h)(j)(l)	165,100	165,148
1.875% due 08/31/2024 (h)	271,300	266,388
2.000% due 05/31/2024 (h)	60,400	59,887
2.125% due 07/31/2024 (h)	26,700	26,651
2.250% due 08/15/2027	25,000	24,822
2.375% due 05/15/2027	600	602

Total U.S. Treasury Obligations (Cost $595,257)		592,497

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.4%
Adjustable Rate Mortgage Trust
3.260% due 01/25/2036 ^~	85	82
3.409% due 02/25/2036 ~	180	166
3.704% due 11/25/2035 ^~	268	251
3.742% due 11/25/2035 ^~	211	188
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	848	752
1.447% (US0001M + 0.210%) due 10/25/2046 ~	715	569
1.809% (12MTA + 0.920%) due 11/25/2046 ~	668	394
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 02/25/2045 ~	55	55
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	203	181
14.218% (US0001M + 16.940%) due 09/25/2035 ^~	165	201
Banc of America Funding Trust
1.426% (US0001M + 0.190%) due 10/20/2036 ~	200	182
1.447% (US0001M + 0.210%) due 04/25/2037 ^~	164	124
1.536% (US0001M + 0.300%) due 05/20/2047 ~	100	87
1.637% (US0001M + 0.400%) due 05/25/2037 ^~	154	133
3.228% due 02/20/2036 ~	511	507
3.524% due 09/20/2046 ^~	156	135
3.648% due 09/20/2047 ^~	253	228
3.661% due 04/20/2035 ^~	193	176
5.500% due 03/25/2036 ^	29	27
Banc of America Mortgage Trust
3.585% due 02/25/2034 ~	290	291
3.611% due 05/25/2035 ^~	1,224	1,217
3.723% due 07/25/2035 ^~	37	34
5.500% due 09/25/2035 ^	645	623
5.500% due 05/25/2037 ^	181	157
BCAP LLC Trust
1.387% (US0001M + 0.150%) due 05/25/2047 ^~	105	90
1.431% due 07/26/2036 ~	218	209

1.457% (US0001M + 0.220%) due 05/25/2047 ^~	678	586
1.670% (12MTA + 0.840%) due 11/26/2046 ~	257	253
1.734% (US0001M + 0.500%) due 05/26/2035 ~	61	59
1.887% (US0001M + 0.650%) due 09/25/2047 ~	173	161
2.437% (US0001M + 1.200%) due 10/25/2047 ~	21,013	19,827
2.665% due 10/26/2035 ~	52	52
2.879% (US0001M + 0.260%) due 11/26/2035 ~	12	12
3.118% due 02/26/2035 ~	75	73
3.262% due 06/26/2035 ~	177	176
3.336% due 01/26/2034 ~	58	57
3.388% due 03/27/2037 ~	404	297
3.452% due 03/26/2037 ~	173	150
3.464% due 07/26/2036 ~	340	320
3.518% due 07/26/2036 ~	50	42
3.680% due 07/26/2036 ~	119	119
4.000% due 02/26/2037 ~	59	59
7.406% due 10/26/2036 ~	392	383
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	3,038	3,033
3.162% due 05/25/2034 ~	48	48
3.346% due 01/25/2035 ~	23	23
3.372% due 02/25/2036 ^~	185	183
3.386% due 10/25/2035 ~	151	151
3.431% (US0012M + 1.875%) due 12/25/2046 ^~	1,365	1,304
3.432% due 08/25/2035 ~	93	85
3.450% due 03/25/2035 ~	80	78
3.496% due 02/25/2034 ~	95	94
3.515% due 06/25/2035 ^~	51	46
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~	941	953
3.600% due 11/25/2034 ~	99	97
3.601% due 01/25/2034 ~	106	107
3.636% (US0012M + 1.950%) due 03/25/2035 ~	1,298	1,315
3.666% due 05/25/2047 ^~	341	326
Bear Stearns ALT-A Trust
1.677% (US0001M + 0.440%) due 04/25/2036 ~	211	209
3.157% due 02/25/2036 ^~	53	48
3.285% due 02/25/2036 ^~	517	459
3.292% due 08/25/2036 ^~	342	278
3.320% due 01/25/2036 ~	7,547	7,071
3.383% due 06/25/2034 ~	3,519	3,301
3.437% due 11/25/2036 ^~	150	137
3.564% due 05/25/2035 ~	143	144
3.592% due 05/25/2036 ^~	736	554
4.937% due 07/25/2035 ^~	783	653
Bear Stearns Asset-Backed Securities Trust
19.428% (US0001M + 23.493%) due 03/25/2036 ^~	199	201
Bear Stearns Mortgage Funding Trust
1.427% (US0001M + 0.190%) due 01/25/2037 ~	144	131
Bear Stearns Mortgage Securities, Inc.
6.252% due 03/25/2031 ~	6	6
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	1,143	1,017
Chase Mortgage Finance Trust
3.363% due 03/25/2037 ^~	67	67
3.372% due 03/25/2037 ^~	120	119
3.597% due 09/25/2036 ^~	2,242	2,201
6.000% due 05/25/2037	161	137
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~	291	275
4.331% due 08/25/2037 ^	54	51
5.000% due 07/25/2037 ^	150	136
Citigroup Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 01/25/2037 ~	5,916	5,460
2.910% due 10/25/2046 ~	257	233
3.157% due 09/25/2037 ~	184	180
3.452% due 03/25/2037 ^~	119	107
3.737% due 09/25/2037 ^~	832	787
5.500% due 12/25/2035	250	213
6.250% due 11/25/2037 ~	143	118
Citigroup Mortgage Loan Trust, Inc.
2.990% (H15T1Y + 2.400%) due 11/25/2035 ~	159	159
3.321% due 12/25/2035 ^~	139	105
3.450% due 08/25/2035 ~	44	44
3.548% due 08/25/2035 ~	1,834	1,823
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	215	217
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	201	190
Community Program Loan Trust
4.500% due 04/01/2029	201	201
Countrywide Alternative Loan Resecuritization Trust
3.144% due 03/25/2047 ~	124	124
6.000% due 08/25/2037 ^~	177	141
Countrywide Alternative Loan Trust
1.377% (US0001M + 0.140%) due 08/25/2037 ~	988	861
1.397% (US0001M + 0.160%) due 12/25/2046 ^~	104	103
1.407% (US0001M + 0.170%) due 11/25/2036 ~	971	924

1.407% (US0001M + 0.170%) due 01/25/2037 ^~	185	178
1.412% (US0001M + 0.175%) due 11/25/2036 ~	10,074	9,171
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	1,904	1,597
1.417% (US0001M + 0.180%) due 11/25/2036 ~	153	145
1.417% (US0001M + 0.180%) due 05/25/2047 ~	1,549	1,498
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	153	128
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	639	572
1.427% (US0001M + 0.190%) due 10/25/2046 ~	101	101
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	62	42
1.457% (US0001M + 0.220%) due 05/25/2035 ~	2,635	2,327
1.497% (US0001M + 0.260%) due 07/25/2035 ~	179	177
1.507% (US0001M + 0.270%) due 05/25/2036 ^~	20	5
1.547% (US0001M + 0.310%) due 08/25/2035 ^~	255	218
1.547% (US0001M + 0.310%) due 10/25/2035 ~	156	144
1.737% (US0001M + 0.500%) due 05/25/2035 ^~	3,996	3,456
1.737% (US0001M + 0.500%) due 06/25/2035 ~	166	160
1.757% (US0001M + 0.520%) due 12/25/2035 ~	1,317	1,277
1.889% (12MTA + 1.000%) due 02/25/2036 ~	602	553
1.967% (US0001M + 0.730%) due 11/25/2035 ~	1,445	1,427
2.017% (US0001M + 0.780%) due 09/25/2034 ~	24	25
2.269% (12MTA + 1.380%) due 11/25/2047 ^~	4,791	4,048
3.079% due 05/25/2036 ~	68	54
3.241% due 11/25/2035 ^~	150	136
3.413% due 08/25/2035 ~	279	237
3.471% due 06/25/2047 ~	231	219
5.500% due 11/25/2035	149	118
5.500% due 02/25/2036 ^	101	91
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	181	155
5.750% due 07/25/2037 ^	28	25
5.750% due 04/25/2047 ^	178	158
6.000% due 12/25/2034	111	112
6.000% due 03/25/2036 ^	293	245
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	100	88
6.000% due 08/25/2036 ^	314	276
6.000% due 02/25/2037 ^	632	456
6.000% due 04/25/2037	116	102
6.000% due 05/25/2037 ^	540	409
6.000% due 08/25/2037 ^~	586	482
6.250% due 11/25/2036 ^	124	112
6.500% due 05/25/2036 ^	2,208	1,744
6.500% due 12/25/2036 ^	95	72
6.500% due 08/25/2037 ^	449	340
16.398% (US0001M + 19.800%) due 07/25/2035 ~	62	78
Countrywide Home Loan Mortgage Pass-Through Trust
1.537% (US0001M + 0.300%) due 04/25/2046 ^~	55	6
1.577% (US0001M + 0.340%) due 03/25/2036 ~	466	130
1.697% (US0001M + 0.460%) due 05/25/2035 ~	109	101
1.777% (US0001M + 0.540%) due 02/25/2035 ~	23	22
1.857% (US0001M + 0.620%) due 03/25/2035 ~	450	425
1.977% (US0001M + 0.740%) due 02/25/2035 ~	506	491
2.017% (US0001M + 0.780%) due 02/25/2035 ~	429	416
2.459% due 04/25/2035 ^~	214	45
3.124% due 02/20/2036 ~	419	347
3.165% due 11/25/2034 ~	134	134
3.171% due 05/20/2036 ^~	201	172
3.267% due 05/20/2036 ~	87	83
3.364% due 01/25/2036 ^~	174	160
3.367% due 10/20/2035 ~	96	85
3.433% due 11/25/2037 ~	323	285
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	60	54
3.520% due 06/25/2034 ~	1,242	1,257
3.592% due 08/25/2034 ~	9,648	9,545
3.689% due 08/25/2034 ^~	100	95
5.500% due 07/25/2037 ^	449	385
5.750% due 12/25/2035 ^	157	144
6.000% due 02/25/2037 ^	528	480
6.000% due 03/25/2037 ^	180	160
6.000% due 07/25/2037	306	259
6.500% due 11/25/2036 ^	1,281	1,086
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^	113	111
Credit Suisse Commercial Mortgage Trust
1.474% (LIBOR01M + 0.240%) due 05/27/2037 ~	99	98
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	17	16
2.387% (US0001M + 1.150%) due 09/25/2034 ^~	116	109
Credit Suisse Mortgage Capital Certificates
1.564% (US0001M + 0.330%) due 12/27/2035 ~	198	193
3.278% due 04/26/2038 ~	1,441	1,436
3.575% due 04/28/2037 ~	520	444
3.881% due 08/28/2036 ~	79	79
Deutsche ALT-A Securities, Inc.
1.397% (US0001M + 0.160%) due 01/25/2047 ~	107	104
1.427% (US0001M + 0.190%) due 08/25/2047 ~	531	508
1.537% (US0001M + 0.300%) due 04/25/2037 ~	465	303

Deutsche Mortgage & Asset Receiving Corp.
1.474% (LIBOR01M + 0.240%) due 11/27/2036 ~		491	485
Downey Savings & Loan Association Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 07/19/2045 ^~		18	3
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	6,087	7,997
First Horizon Alternative Mortgage Securities Trust
3.164% due 01/25/2036 ^~		$410	338
3.172% due 04/25/2036 ^~		239	221
First Horizon Mortgage Pass-Through Trust
3.274% due 11/25/2037 ^~		110	100
GMAC Mortgage Corp. Loan Trust
3.601% due 11/19/2035 ~		174	169
GreenPoint Mortgage Funding Trust
1.437% (US0001M + 0.200%) due 12/25/2046 ^~		346	308
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,000	5,017
GSC Capital Corp. Mortgage Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ^~		196	164
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		406	415
3.503% due 04/25/2035 ~		92	92
3.516% due 09/25/2035 ~		182	184
3.636% due 04/25/2035 ~		55	56
3.814% due 09/25/2034 ~		114	117
3.824% due 11/25/2035 ~		181	157
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 01/19/2038 ~		58	55
1.477% (US0001M + 0.240%) due 12/19/2036 ^~		7,184	6,349
1.487% (US0001M + 0.250%) due 01/19/2036 ~		170	135
1.487% (US0001M + 0.250%) due 01/19/2038 ^~		82	55
1.677% (US0001M + 0.440%) due 05/19/2035 ~		3,757	3,529
1.917% (US0001M + 0.680%) due 01/19/2035 ~		63	60
1.987% (US0006M + 0.560%) due 07/19/2045 ~		66	62
3.511% due 06/19/2036 ^~		297	217
3.676% due 12/19/2035 ^~		98	97
3.934% due 12/19/2035 ^~		186	160
HomeBanc Mortgage Trust
1.417% (US0001M + 0.180%) due 12/25/2036 ~		132	130
Impac Secured Assets Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~		1,375	1,212
1.407% (US0001M + 0.170%) due 01/25/2037 ~		219	209
IndyMac Mortgage Loan Trust
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~		483	357
1.427% (US0001M + 0.190%) due 09/25/2046 ~		176	156
1.517% (US0001M + 0.560%) due 03/25/2035 ~		359	336
1.537% (US0001M + 0.300%) due 11/25/2035 ^~		257	190
3.047% due 06/25/2037 ^~		141	130
3.235% due 11/25/2035 ^~		192	169
3.301% due 08/25/2035 ~		1,253	1,146
3.325% due 06/25/2036 ~		1,841	1,822
3.329% due 09/25/2035 ^~		131	125
3.340% due 10/25/2035 ~		1,103	1,034
3.377% due 06/25/2036 ~		6,631	5,894
3.397% due 08/25/2036 ~		3,261	3,147
3.517% due 06/25/2035 ^~		101	91
JPMorgan Alternative Loan Trust
1.387% (US0001M + 0.150%) due 03/25/2037 ~		27	27
1.397% (US0001M + 0.160%) due 10/25/2036 ~		9,303	8,877
1.734% (US0001M + 0.500%) due 06/27/2037 ~		4,781	4,032
2.988% due 12/25/2036 ~		49	48
JPMorgan Mortgage Trust
3.172% due 11/25/2035 ~		103	100
3.185% due 11/25/2035 ~		100	96
3.387% due 01/25/2037 ^~		31	30
3.394% due 06/25/2037 ^~		253	227
3.499% due 04/25/2035 ~		29	30
3.520% due 07/25/2035 ~		637	660
3.529% due 04/25/2035 ~		51	52
3.676% due 07/25/2035 ~		464	476
3.815% due 09/25/2034 ~		288	288
6.000% due 01/25/2036 ^		168	143
JPMorgan Resecuritization Trust
3.299% due 05/27/2037 ~		3,540	3,505
Lavender Trust
6.250% due 10/26/2036		325	273
Lehman Mortgage Trust
5.289% due 01/25/2036 ^~		228	217
5.329% due 12/25/2035 ~		284	189
6.000% due 07/25/2036 ^		106	89
Lehman XS Trust
1.437% (US0001M + 0.200%) due 08/25/2046 ^~		99	84
1.467% (US0001M + 0.230%) due 04/25/2046 ^~		80	77
1.477% (US0001M + 0.240%) due 11/25/2046 ^~		53	25
1.507% (US0001M + 0.270%) due 02/25/2036 ~		9,615	9,112

Luminent Mortgage Trust
1.404% (LIBOR01M + 0.170%) due 12/25/2036 ~	952	853
1.437% (US0001M + 0.200%) due 10/25/2046 ~	301	292
MASTR Adjustable Rate Mortgages Trust
1.477% (US0001M + 0.240%) due 05/25/2037 ~	154	102
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,226	1,211
8.000% due 07/25/2035	1,098	1,136
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.610% due 10/20/2029 ~	60	61
Merrill Lynch Alternative Note Asset Trust
1.397% (US0001M + 0.160%) due 01/25/2037 ~	154	85
1.414% (US0001M + 0.180%) due 04/25/2037 ~	396	398
1.537% (US0001M + 0.300%) due 03/25/2037 ~	1,078	542
6.000% due 05/25/2037 ^	220	202
Merrill Lynch Mortgage Investors Trust
1.697% (US0001M + 0.460%) due 04/25/2029 ~	66	64
1.897% (US0001M + 0.660%) due 09/25/2029 ~	57	57
1.897% (US0001M + 0.660%) due 11/25/2029 ~	87	84
2.449% (US0006M + 1.000%) due 07/25/2029 ~	78	76
2.665% (US0006M + 1.250%) due 10/25/2035 ~	331	332
3.085% due 02/25/2036 ~	61	60
3.131% due 11/25/2035 ~	141	143
6.250% due 10/25/2036	3,083	2,613
Morgan Stanley Dean Witter Capital, Inc. Trust
2.688% due 03/25/2033 ~	96	89
Morgan Stanley Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 11/25/2035 ~	63	64
1.557% (US0001M + 0.320%) due 01/25/2035 ~	52	49
3.150% due 06/25/2036 ~	109	111
3.187% due 07/25/2035 ~	4,659	4,348
6.000% due 10/25/2037 ^	99	86
Morgan Stanley Re-REMIC Trust
1.967% (US0001M + 0.230%) due 02/26/2037 ~	289	233
2.108% due 03/26/2037	152	130
5.500% due 10/26/2035 ~	10,664	9,277
5.500% due 08/26/2047	10	10
Morgan Stanley Resecuritization Trust
1.544% (US0001M + 0.310%) due 01/26/2051 ~	369	364
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	542	548
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.745% due 02/25/2036 ^~	800	706
RBSSP Resecuritization Trust
1.484% (US0001M + 0.250%) due 02/26/2037 ~	1,508	1,475
1.554% (US0001M + 0.320%) due 03/26/2037 ~	1,425	1,418
3.311% due 10/26/2035 ~	4,007	4,074
Residential Accredit Loans, Inc. Trust
1.407% (US0001M + 0.170%) due 12/25/2036 ~	475	406
1.437% (US0001M + 0.200%) due 05/25/2047 ~	189	183
1.447% (US0001M + 0.210%) due 06/25/2037 ~	161	139
1.487% (US0001M + 0.250%) due 08/25/2037 ~	511	494
1.537% (US0001M + 0.300%) due 08/25/2035 ~	207	185
1.637% (US0001M + 0.400%) due 10/25/2045 ~	161	147
3.784% due 02/25/2035 ^~	409	352
4.866% due 02/25/2036 ^~	144	124
8.000% (US0001M + 5143.000%) due 04/25/2036 ^~	194	194
Residential Asset Securitization Trust
6.000% due 06/25/2036	228	166
6.000% due 11/25/2036 ^	151	102
6.000% due 03/25/2037 ^	133	96
6.250% due 11/25/2036	103	72
6.500% due 04/25/2037 ^	1,355	795
Residential Funding Mortgage Securities, Inc. Trust
4.255% due 03/25/2035 ^~	1,512	1,253
6.000% due 09/25/2036 ^	311	296
Structured Adjustable Rate Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 10/25/2035 ~	1,884	1,810
1.972% (US0001M + 0.735%) due 06/25/2034 ~	595	574
2.344% (12MTA + 1.400%) due 05/25/2035 ^~	600	498
3.331% due 06/25/2036 ^~	55	53
3.402% due 10/25/2034 ~	79	80
3.429% due 02/25/2036 ^~	389	377
3.459% due 10/25/2036 ^~	211	179
3.593% due 07/25/2037 ^~	7	6
3.608% due 09/25/2036 ^~	5,047	4,003
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.260%) due 03/25/2037 ~	247	193
1.417% (US0001M + 0.180%) due 09/25/2047 ~	108	106
1.427% (US0001M + 0.190%) due 06/25/2036 ~	12,351	11,223
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	750	693
1.427% (US0001M + 0.190%) due 09/25/2047 ~	1,192	1,154
1.437% (US0001M + 0.200%) due 05/25/2036 ~	1,178	1,087
1.447% (US0001M + 0.210%) due 09/25/2047 ^~	1,955	1,764
1.457% (US0001M + 0.220%) due 05/25/2046 ~	1,153	662
1.497% (US0001M + 0.260%) due 05/25/2046 ^~	34	26

1.937% (US0001M + 0.700%) due 03/19/2034 ~	483	464
1.937% (US0001M + 0.700%) due 02/19/2035 ~	193	192
1.977% (US0001M + 0.740%) due 12/19/2033 ~	450	438
2.076% (12MTA + 1.480%) due 02/25/2036 ^~	799	802
Structured Asset Securities Corp. Trust
1.587% (US0001M + 0.350%) due 02/25/2035 ~	36	35
Suntrust Adjustable Rate Mortgage Loan Trust
3.482% due 02/25/2037 ^~	524	452
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	719	711
Thornburg Mortgage Securities Trust
1.877% (US0001M + 0.640%) due 09/25/2043 ~	369	358
1.977% (US0001M + 0.740%) due 09/25/2044 ~	55	53
3.157% due 09/25/2037 ~	126	126
Wachovia Mortgage Loan Trust LLC
3.454% due 10/20/2035 ~	90	80
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	11	10
1.627% (US0001M + 0.390%) due 10/25/2044 ~	1,424	1,414
1.639% (12MTA + 0.750%) due 06/25/2047 ^~	146	55
1.640% (12MTA + 0.810%) due 07/25/2047 ~	20,202	18,695
1.647% (US0001M + 0.410%) due 11/25/2045 ~	302	286
1.877% (US0001M + 0.640%) due 01/25/2045 ~	328	327
1.889% (12MTA + 1.000%) due 08/25/2046 ~	2,239	2,115
1.977% (US0001M + 0.740%) due 11/25/2034 ~	295	291
2.089% (12MTA + 1.200%) due 11/25/2042 ~	35	34
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	302	289
2.217% (US0001M + 0.980%) due 11/25/2034 ~	813	805
2.859% due 12/25/2036 ^~	192	187
3.071% due 12/25/2036 ^~	1,862	1,775
3.187% due 08/25/2036 ^~	171	167
3.204% due 08/25/2033 ~	454	461
Washington Mutual Mortgage Pass-Through Certificates Trust
1.589% (12MTA + 0.700%) due 04/25/2047 ~	544	422
1.659% (12MTA + 0.770%) due 04/25/2047 ~	796	610
1.687% (US0001M + 0.450%) due 05/25/2035 ^~	546	449
4.333% due 09/25/2036 ^	179	95
Wells Fargo Alternative Loan Trust
3.674% due 07/25/2037 ^~	89	83
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	136	122
3.101% due 01/25/2035 ~	486	489
3.161% due 03/25/2035 ~	1,684	1,703
3.177% due 03/25/2036 ~	956	968
3.254% due 03/25/2036 ^~	146	145
3.304% due 07/25/2036 ^~	1,973	1,925
3.320% due 06/25/2035 ~	3,260	3,292
3.419% due 08/25/2034 ~	148	152
3.479% due 10/25/2036 ^~	78	76
3.516% due 10/25/2036 ^~	793	782
6.000% due 06/25/2037 ^	154	155

Total Non-Agency Mortgage-Backed Securities (Cost $276,201)		293,661

ASSET-BACKED SECURITIES 41.1%
Aames Mortgage Investment Trust
2.017% (US0001M + 0.780%) due 10/25/2035 ~	200	186
2.437% (US0001M + 1.200%) due 06/25/2035 ~	700	671
AASET Trust
3.967% due 05/16/2042	2,736	2,757
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~	1,545	1,539
1.497% (US0001M + 0.260%) due 09/25/2036 ~	1,100	1,073
1.710% (US0001M + 0.480%) due 09/25/2035 ~	200	192
ACE Securities Corp. Home Equity Loan Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~	362	159
1.377% (US0001M + 0.140%) due 07/25/2036 ~	284	216
1.392% (US0001M + 0.155%) due 08/25/2036 ~	785	764
1.397% (US0001M + 0.160%) due 05/25/2036 ~	38	38
1.537% (US0001M + 0.300%) due 02/25/2036 ~	168	169
1.647% (US0001M + 0.410%) due 12/25/2035 ~	2,000	1,794
1.707% (US0001M + 0.470%) due 10/25/2035 ~	1,800	1,784
1.857% (US0001M + 0.620%) due 02/25/2036 ^~	167	158
1.897% (US0001M + 0.660%) due 11/25/2035 ~	200	200
2.137% (US0001M + 0.900%) due 12/25/2034 ~	182	174
2.212% (US0001M + 0.975%) due 06/25/2034 ~	162	164
2.212% (US0001M + 0.975%) due 07/25/2035 ~	100	101
Aegis Asset-Backed Securities Trust
1.667% (US0001M + 0.430%) due 12/25/2035 ~	200	185
1.717% (US0001M + 0.480%) due 06/25/2035 ~	200	176
1.937% (US0001M + 0.700%) due 03/25/2035 ~	300	286
2.237% (US0001M + 1.000%) due 03/25/2035 ^~	137	128
Ameriquest Mortgage Securities Trust
1.627% (US0001M + 0.390%) due 03/25/2036 ~	400	397

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 01/25/2036 ~	300	300
1.707% (US0001M + 0.470%) due 11/25/2035 ~	200	192
1.757% (US0001M + 0.520%) due 09/25/2035 ~	10,000	10,002
1.837% (US0001M + 0.600%) due 08/25/2035 ~	306	307
2.347% (US0001M + 1.110%) due 03/25/2035 ~	200	191
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	69	66
2.237% (US0001M + 1.000%) due 10/25/2034 ~	227	228
Argent Securities Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~	935	410
1.427% (US0001M + 0.190%) due 03/25/2036 ~	369	210
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.467% (US0001M + 0.230%) due 01/25/2036 ~	117	109
1.557% (US0001M + 0.320%) due 01/25/2036 ~	4,729	4,047
Asset-Backed Funding Certificates Trust
1.347% (US0001M + 0.110%) due 01/25/2037 ~	534	357
1.377% (US0001M + 0.140%) due 11/25/2036 ~	13,210	9,633
1.397% (US0001M + 0.160%) due 01/25/2037 ~	337	227
1.457% (US0001M + 0.220%) due 01/25/2037 ~	202	137
1.857% (US0001M + 0.620%) due 04/25/2034 ~	379	381
1.912% (US0001M + 0.675%) due 06/25/2035 ~	255	256
2.237% (US0001M + 1.000%) due 06/25/2037 ~	262	208
Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 07/25/2035 ~	800	803
Asset-Backed Securities Corp. Home Equity Loan Trust
1.687% (US0001M + 0.450%) due 11/25/2035 ~	300	300
2.137% (US0001M + 0.900%) due 06/25/2035 ~	200	198
2.437% (US0001M + 1.200%) due 06/25/2034 ~	200	198
3.112% (US0001M + 1.875%) due 09/25/2034 ~	1,433	1,470
4.234% (US0001M + 3.000%) due 08/15/2033 ~	39	39
Avery Point CLO Ltd.
2.414% (US0003M + 1.100%) due 04/25/2026 ~	5,600	5,625
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~	15,000	15,070
Basic Asset-Backed Securities Trust
1.547% (US0001M + 0.310%) due 04/25/2036 ~	200	193
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	5,738	5,734
3.105% due 08/28/2032	11,408	11,415
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 04/25/2031 ~	113	122
1.387% (US0001M + 0.150%) due 06/25/2036 ~	207	207
1.407% (US0001M + 0.170%) due 05/25/2036 ^~	238	250
1.417% (US0001M + 0.180%) due 06/25/2047 ~	68	68
1.427% (US0001M + 0.190%) due 05/25/2037 ~	211	221
1.437% (US0001M + 0.200%) due 12/25/2036 ~	386	383
1.467% (US0001M + 0.230%) due 02/25/2037 ~	11,675	10,069
1.507% (US0001M + 0.270%) due 06/25/2036 ~	200	198
1.637% (US0001M + 0.400%) due 09/25/2046 ~	248	238
1.667% (US0001M + 0.430%) due 12/25/2035 ~	500	500
1.687% (US0001M + 0.450%) due 08/25/2036 ~	400	366
1.737% (US0001M + 0.500%) due 12/25/2035 ~	300	300
1.787% (US0001M + 0.550%) due 06/25/2036 ~	300	289
1.937% (US0001M + 0.700%) due 11/25/2035 ^~	203	207
2.197% (US0001M + 0.960%) due 04/25/2035 ~	113	113
2.417% (US0001M + 1.180%) due 06/25/2043 ~	1,463	1,447
2.487% (US0001M + 1.250%) due 08/25/2037 ~	166	164
2.490% due 10/25/2036 ~	69	51
3.296% due 07/25/2036 ~	395	379
Carrington Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 01/25/2037 ~	1,200	885
1.497% (US0001M + 0.260%) due 02/25/2037 ~	1,400	1,248
2.287% (US0001M + 1.050%) due 05/25/2035 ~	300	285
Cendant Mortgage Corp.
6.000% due 07/25/2043 ~	24	25
Cent CLO Ltd.
2.641% (US0003M + 1.330%) due 10/29/2025 ~	9,050	9,067
CIFC Funding Ltd.
2.247% (US0001M + 1.020%) due 10/24/2025 ~	15,000	15,030
Citigroup Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 12/25/2036 ~	669	665
1.407% (US0001M + 0.170%) due 05/25/2037 ~	20,129	17,722
1.637% (US0001M + 0.400%) due 11/25/2046 ~	283	274
1.687% (US0001M + 0.450%) due 11/25/2045 ~	296	293
1.857% (US0001M + 0.620%) due 12/25/2035 ~	311	313
6.351% due 05/25/2036 ^	189	118
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.167% (US0001M + 0.930%) due 05/25/2035 ~	200	193
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 01/25/2037 ~	300	296
1.647% (US0001M + 0.410%) due 10/25/2035 ~	1,676	1,679
1.957% (US0001M + 0.720%) due 09/25/2035 ^~	154	155
1.972% (US0001M + 0.735%) due 09/25/2035 ^~	500	492
Conseco Finance Corp.
6.810% due 12/01/2028 ~	591	617

6.870% due 04/01/2030 ~		297	320
7.060% due 02/01/2031 ~		741	748
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2035 ~		1,665	1,433
1.377% (US0001M + 0.140%) due 02/25/2037 ~		8	8
1.377% (US0001M + 0.140%) due 07/25/2037 ^~		4,856	4,145
1.387% (US0001M + 0.150%) due 07/25/2036 ~		419	452
1.387% (US0001M + 0.150%) due 01/25/2037 ~		6,522	6,304
1.387% (US0001M + 0.150%) due 05/25/2037 ~		630	614
1.397% (US0001M + 0.160%) due 01/25/2034 ~		80	78
1.397% (US0001M + 0.160%) due 05/25/2036 ~		676	547
1.397% (US0001M + 0.160%) due 03/25/2037 ~		199	198
1.407% (US0001M + 0.170%) due 03/25/2037 ~		313	299
1.407% (US0001M + 0.170%) due 05/25/2037 ~		213	212
1.407% (US0001M + 0.170%) due 06/25/2047 ~		286	283
1.417% (US0001M + 0.180%) due 06/25/2047 ~		509	500
1.427% (US0001M + 0.190%) due 06/25/2047 ~		275	268
1.457% (US0001M + 0.220%) due 09/25/2037 ^~		249	224
1.457% (US0001M + 0.220%) due 09/25/2047 ~		2,135	1,925
1.467% (US0001M + 0.230%) due 10/25/2047 ~		485	481
1.487% (US0001M + 0.250%) due 01/25/2046 ~		4,344	3,614
1.487% (US0001M + 0.250%) due 06/25/2047 ~		243	201
1.537% (US0001M + 0.300%) due 07/25/2036 ~		268	268
1.587% (US0001M + 0.350%) due 04/25/2036 ~		91	91
1.637% (US0001M + 0.400%) due 06/25/2036 ~		300	294
1.687% (US0001M + 0.450%) due 03/25/2036 ~		100	95
1.687% (US0001M + 0.450%) due 03/25/2047 ^~		125	77
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~		623	501
1.727% (US0001M + 0.490%) due 02/25/2036 ~		200	200
1.737% (US0001M + 0.500%) due 03/25/2036 ~		9,426	8,043
1.897% (US0001M + 0.660%) due 12/25/2035 ~		300	304
2.007% (US0001M + 0.770%) due 11/25/2035 ~		26	26
2.212% (US0001M + 0.975%) due 02/25/2034 ~		83	83
2.287% (US0001M + 1.050%) due 08/25/2035 ~		100	101
2.737% (US0001M + 1.500%) due 02/25/2035 ~		300	307
Countrywide Asset-Backed Certificates Trust
1.367% (US0001M + 0.130%) due 04/25/2046 ~		6,664	5,484
1.377% (US0001M + 0.140%) due 02/25/2037 ~		11,277	10,894
1.387% (US0001M + 0.150%) due 09/25/2046 ~		6,337	6,272
1.387% (US0001M + 0.150%) due 10/25/2046 ^~		3,114	3,074
1.387% (US0001M + 0.150%) due 03/25/2047 ~		215	203
1.697% (US0001M + 0.460%) due 05/25/2036 ~		600	595
1.767% (US0001M + 0.530%) due 02/25/2036 ~		200	198
1.857% (US0001M + 0.620%) due 08/25/2035 ~		101	102
1.957% (US0001M + 0.720%) due 07/25/2034 ~		190	192
1.967% (US0001M + 0.730%) due 07/25/2035 ~		400	408
2.037% (US0001M + 0.800%) due 08/25/2047 ~		899	886
2.137% (US0001M + 0.900%) due 10/25/2034 ~		97	96
2.587% (US0001M + 1.350%) due 04/25/2035 ~		200	203
Credit-Based Asset Servicing and Securitization LLC
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~		16	10
1.457% (LIBOR01M + 0.220%) due 07/25/2037 ~		333	222
1.807% (LIBOR01M + 0.570%) due 07/25/2036 ~		259	257
2.137% (US0001M + 0.900%) due 11/25/2033 ~		185	184
2.182% (US0001M + 0.945%) due 04/25/2036 ~		80	80
3.729% due 06/25/2035 ^		18	18
CVC Cordatus Loan Fund Ltd.
0.870% (EUR006M + 0.870%) due 07/15/2027 ~	EUR	1,200	1,422
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~		$11,500	11,534
Delta Funding Home Equity Loan Trust
1.874% (US0001M + 0.640%) due 08/15/2030 ~		66	64
EMC Mortgage Loan Trust
1.974% (US0001M + 0.740%) due 05/25/2040 ~		13	12
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 12/25/2036 ~		335	214
1.387% (US0001M + 0.150%) due 07/25/2036 ~		85	85
1.397% (US0001M + 0.160%) due 04/25/2036 ~		282	269
1.477% (US0001M + 0.240%) due 04/25/2036 ~		400	351
1.477% (US0001M + 0.240%) due 08/25/2036 ~		351	259
1.597% (US0001M + 0.360%) due 10/25/2035 ~		154	155
1.597% (US0001M + 0.360%) due 11/25/2035 ~		200	190
1.727% (US0001M + 0.735%) due 09/25/2035 ~		130	131
1.912% (US0001M + 0.675%) due 06/25/2036 ~		199	200
2.047% (US0001M + 0.810%) due 04/25/2035 ~		494	497
2.107% (US0001M + 0.870%) due 09/25/2034 ~		368	367
2.182% (US0001M + 0.945%) due 03/25/2035 ~		100	94
2.437% (US0001M + 1.200%) due 01/25/2035 ~		122	121
2.662% (US0001M + 1.425%) due 10/25/2034 ~		948	857
First NLC Trust
1.307% (US0001M + 0.070%) due 08/25/2037 ~		65	41
1.697% (US0001M + 0.460%) due 05/25/2035 ~		1,017	934
First Plus Home Loan Owners Trust
7.320% due 11/10/2023 ^		6	2
Fremont Home Loan Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~		289	169

1.397% (US0001M + 0.160%) due 08/25/2036 ~	235	111
1.407% (US0001M + 0.170%) due 02/25/2036 ~	70	66
1.407% (US0001M + 0.170%) due 02/25/2037 ~	1,005	588
1.507% (US0001M + 0.270%) due 02/25/2036 ~	300	221
1.507% (US0001M + 0.270%) due 04/25/2036 ~	3,000	1,971
1.727% (US0001M + 0.735%) due 07/25/2035 ~	100	100
2.027% (LIBOR01M + 0.395%) due 12/25/2029 ~	10	9
Gallatin Loan Management
1.000% due 07/15/2027 +(a)	7,600	7,600
GE-WMC Asset-Backed Pass-Through Certificates
1.487% (US0001M + 0.250%) due 12/25/2035 ~	2,770	2,716
GSAA Home Equity Trust
1.357% (US0001M + 0.120%) due 04/25/2047 ~	301	286
GSAMP Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~	3,356	2,177
1.357% (US0001M + 0.120%) due 12/25/2036 ~	1,106	606
1.387% (US0001M + 0.150%) due 06/25/2036 ~	300	297
1.387% (US0001M + 0.150%) due 09/25/2036 ~	385	194
1.387% (US0001M + 0.150%) due 12/25/2046 ~	708	447
1.397% (US0001M + 0.160%) due 05/25/2046 ~	44	44
1.437% (US0001M + 0.200%) due 11/25/2036 ~	212	130
1.467% (US0001M + 0.230%) due 12/25/2046 ~	213	136
1.477% (US0001M + 0.240%) due 12/25/2035 ~	127	127
1.477% (US0001M + 0.240%) due 06/25/2036 ~	325	220
1.507% (US0001M + 0.270%) due 04/25/2036 ~	390	287
2.887% (US0001M + 1.650%) due 10/25/2034 ~	79	78
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	5,600	5,633
2.486% (US0003M + 1.180%) due 07/19/2026 ~	3,100	3,114
Home Equity Asset Trust
2.332% (US0001M + 1.095%) due 05/25/2035 ~	200	195
Home Equity Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~	800	703
1.577% (US0001M + 0.340%) due 04/25/2037 ~	500	384
Home Equity Mortgage Loan Asset-Backed Trust
1.377% (US0001M + 0.140%) due 11/25/2036 ~	532	498
1.397% (US0001M + 0.160%) due 11/25/2036 ~	437	338
1.557% (US0001M + 0.320%) due 04/25/2037 ~	394	362
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~	262	118
1.407% (US0001M + 0.170%) due 12/25/2036 ~	1,194	540
1.457% (US0001M + 0.220%) due 12/25/2036 ~	796	362
1.627% (US0001M + 0.390%) due 11/25/2035 ~	300	287
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~	8,500	8,530
IXIS Real Estate Capital Trust
1.867% (US0001M + 0.630%) due 02/25/2036 ~	447	441
JPMorgan Mortgage Acquisition Corp.
1.417% (US0001M + 0.180%) due 02/25/2036 ~	272	271
1.467% (US0001M + 0.230%) due 05/25/2035 ~	283	283
JPMorgan Mortgage Acquisition Trust
1.397% (US0001M + 0.160%) due 01/25/2036 ~	167	166
1.397% (US0001M + 0.160%) due 05/25/2036 ~	298	297
1.397% (US0001M + 0.160%) due 06/25/2036 ~	157	156
1.397% (US0001M + 0.160%) due 01/25/2037 ~	393	393
1.407% (US0001M + 0.170%) due 04/25/2036 ~	559	557
1.497% (US0001M + 0.260%) due 03/25/2037 ~	300	284
1.497% (US0001M + 0.260%) due 06/25/2037 ~	300	278
1.507% (US0001M + 0.270%) due 04/25/2036 ~	300	293
1.507% (US0001M + 0.270%) due 05/25/2036 ~	700	685
1.507% (US0001M + 0.270%) due 07/25/2036 ~	200	191
1.517% (US0001M + 0.280%) due 01/25/2037 ~	200	193
6.337% due 08/25/2036 ^	156	115
Lehman ABS Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~	288	204
1.437% (US0001M + 0.200%) due 06/25/2037 ~	232	167
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~	557	470
1.407% (US0001M + 0.170%) due 02/25/2037 ^~	1,933	1,360
Lendmark Funding Trust
3.260% due 04/21/2025	2,600	2,611
Long Beach Mortgage Loan Trust
1.617% (US0001M + 0.760%) due 08/25/2045 ~	173	174
1.882% (US0001M + 0.645%) due 11/25/2035 ~	600	593
2.074% (LIBOR01M + 0.840%) due 07/25/2031 ~	241	240
2.287% (US0001M + 1.050%) due 06/25/2035 ~	500	466
2.512% (US0001M + 1.275%) due 02/25/2035 ~	12,750	11,604
2.662% (US0001M + 1.425%) due 03/25/2032 ~	333	326
MASTR Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 08/25/2036 ~	202	112
1.387% (US0001M + 0.150%) due 08/25/2036 ~	333	186
1.417% (US0001M + 0.180%) due 02/25/2036 ~	446	258
1.477% (US0001M + 0.240%) due 06/25/2036 ~	196	120
1.477% (US0001M + 0.240%) due 08/25/2036 ~	200	114
1.537% (US0001M + 0.300%) due 01/25/2036 ~	188	189
1.617% (US0001M + 0.380%) due 01/25/2036 ~	300	285

1.737% (US0001M + 0.500%) due 10/25/2035 ^~	344	314
1.737% (US0001M + 0.500%) due 11/25/2035 ~	12,414	9,049
1.987% (US0001M + 0.750%) due 12/25/2034 ^~	65	66
Meritage Mortgage Loan Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~	150	151
Merrill Lynch Mortgage Investors Trust
1.477% (US0001M + 0.240%) due 08/25/2037 ~	1,076	720
1.547% (US0001M + 0.310%) due 08/25/2036 ~	300	297
1.687% (US0001M + 0.450%) due 02/25/2047 ~	1,332	979
1.717% (US0001M + 0.480%) due 05/25/2036 ~	329	323
MESA Trust
2.037% (LIBOR01M + 0.400%) due 12/25/2031 ~	663	655
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	746	811
Morgan Stanley ABS Capital, Inc. Trust
1.307% (US0001M + 0.070%) due 10/25/2036 ~	104	61
1.347% (US0001M + 0.110%) due 10/25/2036 ~	854	567
1.377% (US0001M + 0.140%) due 10/25/2036 ~	154	92
1.377% (US0001M + 0.140%) due 11/25/2036 ~	282	179
1.387% (US0001M + 0.150%) due 06/25/2036 ~	417	323
1.387% (US0001M + 0.150%) due 09/25/2036 ~	419	213
1.387% (US0001M + 0.150%) due 10/25/2036 ~	250	167
1.387% (US0001M + 0.150%) due 11/25/2036 ~	1,497	968
1.417% (US0001M + 0.180%) due 03/25/2037 ~	453	244
1.437% (US0001M + 0.200%) due 02/25/2037 ~	159	104
1.457% (US0001M + 0.220%) due 11/25/2036 ~	1,694	1,087
1.487% (US0001M + 0.250%) due 03/25/2037 ~	453	246
1.547% (US0001M + 0.310%) due 12/25/2035 ~	422	412
2.137% (US0001M + 0.900%) due 05/25/2034 ~	122	122
2.167% (US0001M + 0.930%) due 03/25/2035 ~	300	303
2.227% (US0001M + 0.990%) due 06/25/2035 ~	400	406
2.287% (US0001M + 1.050%) due 04/25/2035 ~	200	158
2.487% (US0001M + 1.250%) due 07/25/2037 ~	400	327
2.887% (US0001M + 1.650%) due 03/25/2034 ~	812	812
Morgan Stanley Capital, Inc. Trust
1.527% (US0001M + 0.290%) due 01/25/2036 ~	1,507	1,493
Morgan Stanley Dean Witter Capital, Inc. Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	864	861
Morgan Stanley Home Equity Loan Trust
1.397% (US0001M + 0.160%) due 04/25/2036 ~	140	109
1.407% (US0001M + 0.170%) due 04/25/2037 ~	710	444
1.467% (US0001M + 0.230%) due 04/25/2037 ~	237	149
Morgan Stanley Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 02/25/2037 ~	168	96
1.597% (US0001M + 0.360%) due 04/25/2037 ~	312	170
2.703% (US0006M + 1.250%) due 11/25/2036 ^~	295	161
5.965% due 09/25/2046 ^	420	241
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~	14,000	14,027
New Century Home Equity Loan Trust
1.487% (US0001M + 0.250%) due 12/25/2035 ~	97	97
1.912% (US0001M + 0.675%) due 06/25/2035 ~	899	902
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.647% (US0001M + 0.410%) due 02/25/2036 ~	181	181
6.032% due 10/25/2036 ^	184	82
NovaStar Mortgage Funding Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~	153	119
1.707% (LIBOR01M + 0.705%) due 01/25/2036 ~	7,500	7,440
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~	6,500	6,517
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	5,600	5,615
OHA Loan Funding Ltd.
2.584% (US0003M + 1.270%) due 08/23/2024 ~	5,500	5,539
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	1,608	1,609
OneMain Financial Issuance Trust
2.370% due 09/14/2032	7,300	7,272
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	80	54
1.407% (US0001M + 0.170%) due 05/25/2037 ~	196	129
1.457% (US0001M + 0.220%) due 01/25/2037 ~	318	217
1.567% (US0001M + 0.330%) due 04/25/2037 ~	145	98
1.597% (US0001M + 0.360%) due 01/25/2036 ~	300	251
1.747% (US0001M + 0.765%) due 08/25/2035 ~	400	374
Option One Mortgage Loan Trust Asset-Backed Certificates
1.677% (US0001M + 0.440%) due 11/25/2035 ~	369	369
1.697% (US0001M + 0.460%) due 11/25/2035 ~	3,100	2,840
Ownit Mortgage Loan Trust
1.837% (US0001M + 0.600%) due 10/25/2036 ^~	270	235
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	23,100	23,224
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~	9,000	9,074
Park Place Securities, Inc.
1.727% (US0001M + 0.490%) due 09/25/2035 ~	200	185

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.727% (US0001M + 0.490%) due 08/25/2035 ~	200	182
1.727% (US0001M + 0.490%) due 09/25/2035 ~	500	499
1.767% (US0001M + 0.795%) due 07/25/2035 ~	400	402
1.787% (US0001M + 0.825%) due 07/25/2035 ~	950	838
2.182% (US0001M + 0.945%) due 02/25/2035 ~	13	13
2.182% (US0001M + 0.945%) due 06/25/2035 ~	200	201
2.287% (US0001M + 1.050%) due 10/25/2034 ~	500	503
2.362% (US0001M + 1.125%) due 03/25/2035 ~	400	396
2.482% (US0001M + 1.245%) due 01/25/2036 ~	300	307
3.037% (US0001M + 1.800%) due 12/25/2034 ~	676	668
People’s Choice Home Loan Securities Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ^~	171	169
People’s Financial Realty Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~	428	188
Popular ABS Mortgage Pass-Through Trust
1.497% (US0001M + 0.260%) due 11/25/2036 ~	200	196
1.627% (US0001M + 0.390%) due 02/25/2036 ~	400	394
RAAC Trust
1.385% (US0001M + 1.200%) due 10/25/2045 ~	250	254
1.537% (US0001M + 0.300%) due 06/25/2044 ~	86	75
1.587% (US0001M + 0.350%) due 11/25/2046 ~	676	612
1.637% (US0001M + 0.400%) due 09/25/2045 ~	4,100	3,940
1.637% (US0001M + 0.400%) due 06/25/2047 ~	93	93
2.737% (US0001M + 1.500%) due 09/25/2047 ~	600	593
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~	6,000	6,005
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	551	325
7.238% due 09/25/2037 ^	265	154
Residential Asset Mortgage Products Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	112	112
1.397% (US0001M + 0.160%) due 02/25/2037 ~	298	296
1.454% (LIBOR01M + 0.220%) due 10/25/2034 ~	49	47
1.517% (US0001M + 0.280%) due 09/25/2036 ~	248	236
1.537% (US0001M + 0.300%) due 05/25/2036 ^~	1,456	1,186
1.557% (US0001M + 0.320%) due 01/25/2036 ~	951	828
1.667% (US0001M + 0.430%) due 11/25/2035 ~	250	250
1.677% (US0001M + 0.440%) due 10/25/2035 ~	200	200
1.697% (US0001M + 0.460%) due 10/25/2035 ~	100	95
1.717% (US0001M + 0.480%) due 09/25/2035 ~	300	300
2.137% (US0001M + 0.900%) due 08/25/2034 ~	179	175
5.488% due 01/25/2034	1,392	1,433
Residential Asset Securities Corp. Trust
1.367% (US0001M + 0.130%) due 11/25/2036 ~	646	542
1.397% (US0001M + 0.160%) due 11/25/2036 ^~	549	523
1.407% (US0001M + 0.170%) due 11/25/2036 ~	884	796
1.477% (US0001M + 0.240%) due 09/25/2036 ~	819	813
1.487% (US0001M + 0.250%) due 04/25/2037 ~	278	273
1.507% (US0001M + 0.270%) due 05/25/2037 ~	219	218
1.517% (US0001M + 0.280%) due 06/25/2036 ~	1,000	980
1.567% (LIBOR01M + 0.660%) due 12/25/2035 ~	271	212
1.577% (US0001M + 0.340%) due 04/25/2037 ~	1,600	1,356
1.617% (US0001M + 0.380%) due 02/25/2036 ~	400	400
1.647% (US0001M + 0.410%) due 01/25/2036 ~	198	197
1.657% (US0001M + 0.420%) due 10/25/2035 ~	300	298
1.657% (US0001M + 0.420%) due 12/25/2035 ~	400	397
1.677% (US0001M + 0.440%) due 11/25/2035 ~	300	299
1.697% (US0001M + 0.690%) due 11/25/2035 ~	300	284
1.882% (US0001M + 0.645%) due 03/25/2035 ~	1,106	1,110
2.002% (US0001M + 0.765%) due 03/25/2034 ~	86	86
2.077% (US0001M + 0.840%) due 12/25/2034 ~	42	41
Saxon Asset Securities Trust
2.407% (US0001M + 1.170%) due 07/25/2031 ~	25	25
Securitized Asset-Backed Receivables LLC Trust
1.327% (US0001M + 0.090%) due 07/25/2036 ~	260	142
1.377% (US0001M + 0.140%) due 05/25/2036 ~	561	339
1.397% (US0001M + 0.160%) due 07/25/2036 ~	254	141
1.477% (US0001M + 0.240%) due 07/25/2036 ~	218	122
1.487% (US0001M + 0.250%) due 05/25/2036 ~	1,246	770
1.507% (US0001M + 0.270%) due 03/25/2036 ~	253	228
1.897% (US0001M + 0.660%) due 08/25/2035 ~	335	214
1.912% (US0001M + 0.675%) due 01/25/2035 ~	102	100
2.197% (US0001M + 0.960%) due 01/25/2036 ^~	130	92
3.415% due 01/25/2036 ^	71	63
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~	6,800	6,834
SG Mortgage Securities Trust
1.397% (US0001M + 0.160%) due 07/25/2036 ~	32,744	12,439
1.687% (US0001M + 0.450%) due 10/25/2035 ~	1,000	962
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~	9,559	9,793
Soundview Home Loan Trust
1.317% (US0001M + 0.080%) due 06/25/2037 ~	66	46
1.347% (US0001M + 0.110%) due 02/25/2037 ~	341	133
1.397% (US0001M + 0.160%) due 11/25/2036 ~	450	422

1.417% (US0001M + 0.180%) due 02/25/2037 ~	477	189
1.417% (US0001M + 0.180%) due 07/25/2037 ~	2,825	2,426
1.587% (US0001M + 0.350%) due 03/25/2036 ~	400	381
2.062% (US0001M + 0.825%) due 06/25/2035 ~	176	174
2.187% (US0001M + 0.950%) due 10/25/2037 ~	443	350
South Carolina Student Loan Corp.
2.316% (US0003M + 1.000%) due 09/03/2024 ~	600	602
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 09/25/2037 ~	144	91
1.387% (US0001M + 0.150%) due 11/25/2037 ~	1,015	686
1.507% (US0001M + 0.270%) due 04/25/2037 ~	255	156
2.212% (US0001M + 0.975%) due 12/25/2035 ~	424	424
SpringCastle America Funding LLC
3.050% due 04/25/2029	12,100	12,195
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	20,000	20,066
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~	338	315
1.427% (US0001M + 0.190%) due 03/25/2036 ~	672	638
1.537% (US0001M + 0.600%) due 01/25/2036 ~	313	309
2.137% (US0001M + 0.900%) due 05/25/2035 ~	600	587
2.362% (US0001M + 1.125%) due 07/25/2033 ~	85	84
2.512% (US0001M + 1.275%) due 12/25/2034 ~	1,138	1,072
Structured Asset Securities Corp. Mortgage Loan Trust
1.372% (US0001M + 0.135%) due 07/25/2036 ~	11,474	11,198
1.377% (US0001M + 0.140%) due 09/25/2036 ~	306	305
1.387% (US0001M + 0.150%) due 09/25/2036 ~	170	166
1.397% (US0001M + 0.160%) due 03/25/2036 ~	57	57
1.407% (US0001M + 0.170%) due 12/25/2036 ~	237	230
1.447% (US0001M + 0.210%) due 02/25/2037 ~	857	775
1.467% (US0001M + 0.230%) due 01/25/2037 ~	2,934	2,050
1.487% (US0001M + 0.250%) due 09/25/2036 ~	200	196
1.607% (US0001M + 0.370%) due 04/25/2036 ~	600	557
2.137% (US0001M + 0.900%) due 08/25/2037 ~	310	314
2.237% (US0001M + 1.000%) due 08/25/2037 ~	870	888
Structured Asset Securities Corp. Trust
1.697% (US0001M + 0.460%) due 09/25/2035 ~	700	652
THL Credit Wind River CLO Ltd.
2.754% (US0003M + 1.450%) due 01/15/2026 ~	10,500	10,547
Venture CLO Ltd.
2.384% (US0003M + 1.080%) due 07/15/2026 ~	1,550	1,550
VOLT LLC
3.250% due 04/25/2059	15,906	16,006
WaMu Asset-Backed Certificates WaMu Trust
1.462% (US0001M + 0.225%) due 05/25/2047 ~	12,778	10,515
Wells Fargo Home Equity Asset-Backed Securities Trust
1.567% (US0001M + 0.330%) due 05/25/2036 ~	300	294
1.867% (US0001M + 0.945%) due 03/25/2035 ~	1,000	1,011
1.867% (US0001M + 0.945%) due 11/25/2035 ~	200	199
2.287% (US0001M + 1.575%) due 02/25/2035 ~	200	200

Total Asset-Backed Securities (Cost $538,897)		563,333

SOVEREIGN ISSUES 0.6%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,000	7,525

Total Sovereign Issues (Cost $6,959)		7,525

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (g) 0.3%		3,904

U.S. TREASURY BILLS 0.1%
1.021% due 01/04/2018 (c)(d)(h)	831	829

Total Short-Term Instruments (Cost $4,733)		4,733

Total Investments in Securities (Cost $2,363,332)		2,413,990

Total Investments 176.2% (Cost $2,363,332)		$2,413,990
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $252)		(1,056)
Other Assets and Liabilities, net (76.1)%		(1,042,759)

Net Assets 100.0%		$1,370,175

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	03/14/2017	$562	$572	0.04%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$3,904	U.S. Treasury Notes 2.625% due 08/15/2020	$(3,986)	$3,904	$3,904

Total Repurchase Agreements						$(3,986)	$3,904	$3,904

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.220%	09/18/2017	10/10/2017	$(26,767)	$(26,779)
	1.250	09/19/2017	10/19/2017	(40,250)	(40,268)
	1.310	07/06/2017	10/06/2017	(5,635)	(5,653)
BOS	1.100	09/29/2017	10/02/2017	(95,545)	(95,554)
	1.280	07/26/2017	10/26/2017	(6,067)	(6,082)
BSN	1.240	08/11/2017	10/11/2017	(16,942)	(16,973)
	1.300	07/05/2017	10/05/2017	(23,676)	(23,752)
GRE	1.170	09/07/2017	10/12/2017	(4,660)	(4,664)
RDR	1.270	09/07/2017	10/12/2017	(23,866)	(23,887)

Total Reverse Repurchase Agreements					$(243,612)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.020%	09/29/2017	10/02/2017	$(123,266)	$(123,266)
UBS	1.280	09/05/2017	12/04/2017	(52,329)	(52,212)

Total Sale-Buyback Transactions					$(175,478)

(h)	Securities with an aggregate market value of $416,555 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(230,121) at a weighted average interest rate of 1.039%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(117) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/24/2017	50	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	321	3	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	27	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.500	11/24/2017	28	0	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	108.000	12/22/2017	51	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	220.000	11/24/2017	19	0	0

				$4	$1

Total Purchased Options				$4	$1

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	214		$52,649	$5	$0	$(3)
U.S. Treasury 10-Year Note December Futures	12/2017	1,033		129,448	(1,307)	0	(242)

					$(1,302)	$0	$(245)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2017	181	EUR	(33,188)	$94	$25	$(51)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	22		$(3,633)	110	0	(9)
United Kingdom Long Gilt December Futures	12/2017	45	GBP	(7,470)	187	2	(15)

					$391	$27	$(75)

Total Futures Contracts					$(911)	$27	$(320)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (1)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	17,650	$(154)	$15	$(139)	$18	$0
Receive (1)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$14,100	(101)	50	(51)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		79,000	1,288	17	1,305	144	0

							$1,033	$82	$1,115	$171	$0

Total Swap Agreements							$1,033	$82	$1,115	$171	$0

(j)	Securities with an aggregate market value of $2,624 and cash of $1,078 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	ILS	1,840		$529	$8	$0
	10/2017		$21,113	EUR	17,990	164	(15)
	11/2017	EUR	17,076		$20,051	0	(164)
BPS	12/2017		$8,566	MXN	155,129	0	(145)
CBK	10/2017	EUR	276		$333	7	0
	11/2017		$1,092	CAD	1,385	18	0
GLM	10/2017		121	RUB	7,110	2	0
JPM	10/2017	EUR	17,714		$21,397	461	0
	10/2017		$28,515	GBP	21,296	22	0
	11/2017	GBP	21,296		$28,543	0	(22)
SCX	11/2017	AUD	47,780		37,452	0	(7)
	11/2017		$8,543	AUD	10,838	0	(46)
SOG	10/2017	GBP	21,296		$27,658	0	(879)
UAG	12/2017	KRW	25,119,481		22,112	164	0

Total Forward Foreign Currency Contracts						$846	$(1,278)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$74.000	10/05/2017	$50,000	$2	$0

Total Purchased Options					$2	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.755%	$2,000	$(122)	$56	$0	$(66)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	5,900	(392)	198	0	(194)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937	5,000	(246)	22	0	(224)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	4,100	(27)	8	0	(19)

							$(787)	$284	$0	$(503)

Total Swap Agreements							$(787)	$284	$0	$(503)

(l)	Securities with an aggregate market value of $1,632 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,597	$2,597
Corporate Bonds & Notes
Banking & Finance	0	161,008	0	161,008
Industrials	0	53,171	0	53,171
Utilities	0	22,813	0	22,813
Municipal Bonds & Notes
California	0	4,765	0	4,765
Illinois	0	4,716	0	4,716
Ohio	0	1,247	0	1,247
Pennsylvania	0	9,954	0	9,954
Texas	0	1,046	0	1,046
Virginia	0	17,540	0	17,540
West Virginia	0	23,341	0	23,341
U.S. Government Agencies	0	650,043	0	650,043
U.S. Treasury Obligations	0	592,497	0	592,497
Non-Agency Mortgage-Backed Securities	0	293,661	0	293,661
Asset-Backed Securities	0	555,733	7,600	563,333
Sovereign Issues	0	7,525	0	7,525
Short-Term Instruments
Repurchase Agreements	0	3,904	0	3,904
U.S. Treasury Bills	0	829	0	829

Total Investments	$0	$2,403,793	$10,197	$2,413,990

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	172	0	199
Over the counter	0	846	0	846
	$27	$1,018	$0	$1,045

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(320)	0	0	(320)
Over the counter	0	(1,781)	0	(1,781)

	$(320)	$(1,781)	$0	$(2,101)

Total Financial Derivative Instruments	$(293)	$(763)	$0	$(1,056)

Totals	$(293)	$2,403,030	$10,197	$2,412,934

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series R

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.3%
CORPORATE BONDS & NOTES 8.7%
BANKING & FINANCE 6.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$102
4.625% due 10/30/2020		100	107
Ally Financial, Inc.
3.500% due 01/27/2019		400	407
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		200	201
Bank of America N.A.
1.750% due 06/05/2018		1,800	1,802
Deutsche Bank AG
4.250% due 10/14/2021		1,400	1,468
Dexia Credit Local S.A.
2.375% due 09/20/2022		600	599
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,427
ING Bank NV
2.625% due 12/05/2022		400	406
International Lease Finance Corp.
5.875% due 04/01/2019		100	105
6.250% due 05/15/2019		100	106
8.250% due 12/15/2020		100	117
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	347	57
Nykredit Realkredit A/S
2.500% due 10/01/2047		1,523	251
Realkredit Danmark A/S
2.500% due 10/01/2047		1,285	212
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		$100	100
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		900	902
1.897% (US0003M + 0.580%) due 06/08/2020 ~		1,000	1,004

			9,373

INDUSTRIALS 0.5%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		300	301
eBay, Inc.
2.750% due 01/30/2023		300	299
VMware, Inc.
2.950% due 08/21/2022		100	101

			701

UTILITIES 1.9%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		400	402
2.254% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,114
5.150% due 02/14/2050		300	303
5.300% due 08/14/2058		100	101
Petrobras Global Finance BV
4.375% due 05/20/2023		200	198
6.125% due 01/17/2022		200	216
7.375% due 01/17/2027		500	552

			2,886

Total Corporate Bonds & Notes (Cost $12,704)			12,960

U.S. GOVERNMENT AGENCIES 10.0%
Fannie Mae
1.682% (LIBOR01M + 0.445%) due 02/25/2037 ~		50	50
2.029% (12MTA + 1.200%) due 10/01/2044 ~		6	6
Fannie Mae, TBA
3.000% due 11/01/2047		2,000	2,002
3.500% due 11/01/2047 - 12/01/2047		11,000	11,303
Freddie Mac
3.130% (US0012M + 1.487%) due 09/01/2036 ~		65	68
3.149% (US0006M + 1.774%) due 07/01/2036 ~		65	68
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~		1,420	1,420

Total U.S. Government Agencies (Cost $14,934)			14,917

U.S. TREASURY OBLIGATIONS 126.6%
U.S. Treasury Bonds
2.875% due 11/15/2046 (j)		20	20
3.000% due 05/15/2047		10	11
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 -(f)		28,223	28,361
0.125% due 04/15/2021 -(f)		19,045	19,102
0.125% due 01/15/2022 -(h)(j)		833	836
0.125% due 01/15/2023 -(f)		7,742	7,723
0.125% due 07/15/2024 -(f)		10,526	10,420
0.125% due 07/15/2026 -(j)		2,492	2,423
0.250% due 01/15/2025 -(f)		6,852	6,784
0.375% due 07/15/2023 -(j)		6,290	6,373
0.375% due 07/15/2025 -		2,302	2,302
0.375% due 07/15/2027 -(j)		801	793
0.625% due 01/15/2024 -		4,742	4,842
0.625% due 01/15/2026 -(f)		10,508	10,650
0.625% due 02/15/2043 -(j)		532	498
0.750% due 02/15/2042 -		1,397	1,350
0.750% due 02/15/2045 -		3,015	2,876
0.875% due 02/15/2047 -		1,450	1,429
1.000% due 02/15/2046 -		5,041	5,115
1.250% due 07/15/2020 -		2,357	2,456
1.375% due 07/15/2018 -(j)		397	404
1.375% due 02/15/2044 -(f)(j)		7,247	7,997
1.750% due 01/15/2028 -(f)		18,742	20,984
1.875% due 07/15/2019 -		1,949	2,031
2.125% due 02/15/2040 -(j)		272	342
2.125% due 02/15/2041 -		2,459	3,112
2.375% due 01/15/2025		3,792	4,332
2.500% due 01/15/2029 -(f)		14,274	17,234
3.625% due 04/15/2028 -(f)		6,069	7,947
3.875% due 04/15/2029 -		1,042	1,418
U.S. Treasury Notes
1.625% due 02/15/2026 (j)		40	38
1.875% due 02/28/2022 (j)		300	300
1.875% due 08/31/2024 (f)		6,000	5,891
2.000% due 11/15/2026 (j)		200	195
2.250% due 08/15/2027 (f)		1,700	1,688

Total U.S. Treasury Obligations (Cost $188,735)			188,277

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Citigroup Mortgage Loan Trust
1.434% (US0001M + 0.200%) due 06/25/2047 ~		1,016	1,019
Countrywide Alternative Loan Trust
1.431% (US0001M + 0.195%) due 12/20/2046 ^~		1,326	1,139
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	179	183
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		$41	41
HarborView Mortgage Loan Trust
1.836% (US0001M + 0.600%) due 06/20/2035 ~		604	593
IndyMac Mortgage Loan Trust
2.077% (US0001M + 0.840%) due 05/25/2034 ~		1,638	1,525
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	28	33
MortgageIT Trust
2.242% (US0001M + 1.005%) due 12/25/2034 ~		$32	29
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 06/25/2046 ~		268	130
Swan Trust
2.905% (BBSW1M + 1.300%) due 04/25/2041 ~	AUD	269	212

Total Non-Agency Mortgage-Backed Securities (Cost $4,651)			4,904

ASSET-BACKED SECURITIES 4.8%
Asset-Backed Funding Certificates Trust
1.837% (US0001M + 0.600%) due 10/25/2034 ~		$22	22
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		123	124
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		788	794
Citigroup Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 01/25/2037 ~		232	154
1.382% (US0001M + 0.145%) due 09/25/2036 ~		801	785

Citigroup Mortgage Loan Trust, Inc.
1.697% (US0001M + 0.460%) due 10/25/2035 ~		500	456
Countrywide Asset-Backed Certificates Trust
1.767% (US0001M + 0.530%) due 02/25/2036 ~		500	496
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		477	484
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)		700	700
2.504% (US0003M + 1.200%) due 01/15/2025 ~		684	687
First Franklin Mortgage Loan Trust
2.062% (US0001M + 0.825%) due 01/25/2035 ~		50	51
Long Beach Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 01/25/2046 ~		59	59
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		75	75
Morgan Stanley ABS Capital, Inc. Trust
1.897% (US0001M + 0.660%) due 01/25/2035 ~		268	259
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.747% (US0001M + 0.510%) due 05/25/2035 ~		1,300	1,136
RAAC Trust
1.577% (US0001M + 0.340%) due 08/25/2036 ~		100	96
Saxon Asset Securities Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ~		42	38
Structured Asset Securities Corp. Mortgage Loan Trust
2.237% (US0001M + 1.000%) due 08/25/2037 ~		65	67
VOLT LLC
3.125% due 09/25/2047		500	501
3.500% due 03/25/2047		90	91

Total Asset-Backed Securities (Cost $6,972)			7,075

SOVEREIGN ISSUES 21.3%
Argentina Government International Bond
6.875% due 01/26/2027		1,000	1,081
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	6,400	392
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	838	761
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	49,600	14,893
Canada Government International Bond
4.250% due 12/01/2026 (d)	CAD	891	957
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	11,567	1,977
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$300	298
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (d)	EUR	306	367
1.650% due 04/23/2020 (d)		200	250
Japan Bank for International Cooperation
2.375% due 07/21/2022		$200	201
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	170,563	1,585
Mexico Government International Bond
7.750% due 05/29/2031	MXN	8,021	467
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	528	387
2.500% due 09/20/2035 (d)		412	312
3.000% due 09/20/2030 (d)		1,256	1,015
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	3,171	4,978
0.125% due 03/22/2046 (d)		369	775
0.125% due 11/22/2056 (d)		140	346
0.125% due 11/22/2065 (d)		117	341
0.125% due 03/22/2068 (d)		120	366

Total Sovereign Issues (Cost $31,043)			31,749

SHORT-TERM INSTRUMENTS 3.6%
CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.781% due 03/16/2018		$900	901
1.827% due 05/17/2018		1,000	1,000

			1,901

REPURCHASE AGREEMENTS (e) 0.2%			236

JAPAN TREASURY BILLS 1.8%
(0.118)% due 11/06/2017 (b)(c)	JPY	310,000	2,755

MEXICO TREASURY BILLS 0.3%
6.996% due 01/04/2018 (b)(c)	MXN	7,925	427

Total Short-Term Instruments (Cost $5,356)			5,319

Total Investments in Securities (Cost $264,395)			265,201

Total Investments 178.3% (Cost $264,395)			$265,201
Financial Derivative Instruments (g)(i) (1.9)% (Cost or Premiums, net $(1,735))			(2,832)
Other Assets and Liabilities, net (76.4)%			(113,648)

Net Assets 100.0%			$148,721

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$236	U.S. Treasury Notes 1.750% due 05/31/2022	$(245)	$236	$236

Total Repurchase Agreements						$(245)	$236	$236

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.200%	09/29/2017	10/02/2017	$(5,912)	$(5,912)
	1.350	09/20/2017	10/04/2017	(1,235)	(1,235)
	1.350	09/29/2017	10/02/2017	(208)	(208)
BPG	1.150	09/28/2017	10/05/2017	(1,696)	(1,696)
	1.270	08/28/2017	10/27/2017	(819)	(819)
	1.280	09/19/2017	10/19/2017	(2,327)	(2,325)
	1.290	09/26/2017	10/25/2017	(413)	(413)
TDM	1.190	08/03/2017	10/03/2017	(3,140)	(3,140)
	1.190	08/08/2017	10/10/2017	(2,459)	(2,458)
	1.190	10/02/2017	10/04/2017	(519)	(519)
	1.200	08/07/2017	10/10/2017	(38,467)	(38,457)
	1.230	08/09/2017	10/10/2017	(1,769)	(1,769)
	1.250	07/11/2017	10/11/2017	(1,446)	(1,445)
	1.250	07/21/2017	10/13/2017	(104)	(104)
	1.250	09/12/2017	10/11/2017	(1,022)	(1,022)
	1.260	09/21/2017	10/13/2017	(1,819)	(1,818)
	1.270	07/13/2017	10/13/2017	(37,618)	(37,603)
	1.270	09/20/2017	10/13/2017	(826)	(826)
	1.280	09/22/2017	10/06/2017	(1,485)	(1,485)
UBS	1.200	08/02/2017	10/02/2017	(6,024)	(6,024)

Total Sale-Buyback Transactions					$(109,278)

(f)	Securities with an aggregate market value of $108,892 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(76,900) at a weighted average interest rate of 1.018%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(31) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.500	11/24/2017	5	$10	$0	$0
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.625	11/24/2017	64	128	1	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/24/2017	4	4	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.750	11/24/2017	63	63	1	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.000	11/24/2017	65	65	1	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.250	11/24/2017	79	79	1	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.500	11/24/2017	36	36	0	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	123.500	12/22/2017	4	4	0	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	124.250	12/22/2017	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	176	176	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	16	16	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	17	17	0	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	109.000	12/22/2017	9	9	0	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	112.500	12/22/2017	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	193.000	11/24/2017	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	195.000	11/24/2017	10	10	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	195	488	19	11

					$24	$12

Total Purchased Options					$24	$12

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	30	$30	$(18)	$(5)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	55	55	(11)	(23)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	15	15	(5)	(10)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	30	30	(10)	(30)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	28	28	(8)	(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	15	15	(8)	(1)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	11	11	(6)	(7)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	195	488	(22)	(4)

					$(88)	$(82)

Total Written Options					$(88)	$(82)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl December Futures	12/2017	7	EUR	1,085	$(4)	$0	$0
U.S. Treasury 10-Year Note December Futures	12/2017	58		$7,268	(75)	0	(14)

					$(79)	$0	$(14)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	12	EUR	(2,284)	$23	$3	$(3)
Japan Government 10-Year Bond December Futures	12/2017	6	JPY	(8,017)	38	17	(5)
U.S. Treasury 2-Year Note December Futures	12/2017	69		$(14,884)	39	9	0
U.S. Treasury 5-Year Note December Futures	12/2017	274		(32,195)	201	45	0
U.S. Treasury 30-Year Bond December Futures	12/2017	14		(2,139)	34	0	0
United Kingdom Long Gilt December Futures	12/2017	30	GBP	(4,980)	126	1	(10)

					$461	$75	$(18)

Total Futures Contracts					$382	$75	$(32)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin (1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$2,400	$(181)	$(10)	$(191)	$0	$(4)
CDX.HY-28 5-Year Index	(5.000)	Quarterly	06/20/2022		1,430	(96)	(16)	(112)	0	(4)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,900	(33)	(23)	(56)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,200	(138)	(2)	(140)	0	(3)

						$(448)	$(51)	$(499)	$0	$(12)

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (5)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,190	$2	$47	$49	$1	$0
Pay (5)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	29,900	(42)	(26)	(68)	18	0
Pay (5)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		2,700	(23)	2	(21)	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$3,800	16	(11)	5	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		20,700	124	(30)	94	9	0
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		2,200	(16)	8	(8)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		7,200	16	104	120	0	(12)
Pay (5)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	43	43	0	(4)
Pay (5)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	42	42	0	(3)
Pay (5)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	42	42	0	(3)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	61	37	0	(5)
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		13,890	(44)	42	(2)	11	0
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		8,600	0	39	39	6	0
Receive (5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		5,000	(21)	68	47	4	0
Receive (5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,900	(23)	79	56	4	0
Receive (5)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		1,600	(3)	52	49	1	0
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		11,500	194	80	274	6	0
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		13,400	83	19	102	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,860	(112)	259	147	7	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		1,300	(116)	34	(82)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		1,700	(318)	21	(297)	3	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		2,590	99	(4)	95	4	0
Receive (5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		360	0	(27)	(27)	0	(1)
Receive (5)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		300	0	(21)	(21)	0	(1)
Receive (5)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		300	0	(21)	(21)	0	(1)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		700	19	(38)	(19)	0	(1)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	6,210	(213)	190	(23)	0	(21)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,200	(35)	(3)	(38)	0	(9)
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	170,000	(3)	6	3	1	0
Receive (5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		360,000	(20)	3	(17)	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	16,600	0	15	15	0	(2)
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		21,000	(2)	83	81	0	(3)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		11,600	17	14	31	0	(1)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		3,100	2	0	2	0	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		4,000	20	2	22	0	(1)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		100	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		4,080	0	2	2	0	(1)
Pay	CPTFEMU	1.385	Maturity	12/15/2026	EUR	910	0	(4)	(4)	1	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		$3,200	0	(10)	(10)	0	(2)
Pay	CPURNSA	1.580	Maturity	05/23/2018		2,800	1	0	1	0	(1)
Pay	CPURNSA	2.078	Maturity	03/29/2019		11,500	0	91	91	0	0
Pay	CPURNSA	1.935	Maturity	04/27/2019		3,200	0	15	15	0	(2)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	(4)	(4)	0	(2)
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	(3)	(3)	0	(2)
Pay	CPURNSA	1.550	Maturity	07/26/2021		900	30	(11)	19	0	(2)
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	23	(10)	13	0	(1)
Pay	CPURNSA	1.730	Maturity	07/26/2026		900	(48)	17	(31)	3	0
Pay	CPURNSA	1.762	Maturity	08/30/2026		1,100	(54)	21	(33)	3	0
Pay	CPURNSA	1.800	Maturity	09/12/2026		1,900	(19)	(32)	(51)	5	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	15	(21)	2	0
Pay	CPURNSA	1.805	Maturity	09/12/2026		600	(27)	11	(16)	2	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		1,300	(63)	25	(38)	3	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,200	0	(5)	(5)	4	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		100	0	0	0	0	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		580	0	2	2	2	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		600	0	0	0	2	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		1,500	(1)	(6)	(7)	3	0
Pay	UKRPI	3.190	Maturity	04/15/2030		1,500	(85)	53	(32)	1	0
Pay	UKRPI	3.350	Maturity	05/15/2030		1,800	(18)	47	29	2	0
Pay	UKRPI	3.400	Maturity	06/15/2030		1,000	17	6	23	2	0
Pay	UKRPI	3.325	Maturity	08/15/2030		3,950	(21)	10	(11)	4	0
Pay	UKRPI	3.140	Maturity	04/15/2031		40	(4)	1	(3)	0	0
Pay	UKRPI	3.530	Maturity	10/15/2031		350	9	(3)	6	0	0
Pay	UKRPI	0.000	Maturity	09/15/2032		2,440	2	(4)	(2)	5	0
Pay	UKRPI	3.358	Maturity	04/15/2035		700	(24)	19	(5)	2	0
Pay	UKRPI	3.585	Maturity	10/15/2046		980	(73)	4	(69)	0	(6)

							$(813)	$1,421	$608	$135	$(87)

Total Swap Agreements							$(1,261)	$1,370	$109	$135	$(99)

(h)	Securities with an aggregate market value of $229 and cash of $2,316 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017		$2,757	AUD	3,511	$0	$(3)
	11/2017	AUD	3,511		$2,756	3	0
BOA	10/2017	BRL	2,900		915	0	0
	10/2017	DKK	34,268		5,213	0	(230)
	10/2017		$909	BRL	2,900	6	0
	11/2017	BRL	752		$236	0	0
BPS	10/2017	AUD	3,511		2,799	45	0
	10/2017	BRL	16,400		5,185	8	(1)
	10/2017	GBP	270		356	0	(6)
	10/2017		$4,892	BRL	16,400	286	0
	11/2017		826		2,600	0	(9)
	12/2017	INR	16,070		$247	3	0
	12/2017	KRW	336,907		296	2	0
	02/2018	ARS	2,631		139	0	(2)
	07/2018	BRL	12,500		3,566	0	(249)
CBK	10/2017		53,790		15,045	0	(1,939)
	10/2017	EUR	800		954	9	0
	10/2017		$16,979	BRL	53,790	5	0
	10/2017		374	GBP	276	0	(4)
	10/2017		1,403	JPY	158,200	3	0
	11/2017	JPY	278,200		$2,493	21	(4)
	12/2017	INR	10,095		153	0	(1)
	12/2017		$79	ARS	1,409	0	(1)
	07/2018	BRL	1,600		$476	0	(12)
DUB	10/2017		13,890		4,384	0	(1)
	10/2017		$4,231	BRL	13,890	154	0
	12/2017	KRW	636,478		$559	3	0
	07/2018	BRL	17,300		5,037	0	(244)
FBF	12/2017	MXN	1,538		84	0	0
	12/2017		$1,251	INR	81,988	0	(5)
GLM	10/2017	BRL	4,200		$1,326	0	0
	10/2017	GBP	2,646		3,424	0	(122)
	10/2017	JPY	177,500		1,597	19	0
	10/2017	NZD	2,425		1,762	10	0
	10/2017	RUB	54,235		925	0	(14)
	10/2017		$1,253	BRL	4,200	73	0
	10/2017		2,470	DKK	15,695	23	0
	10/2017		309	GBP	233	3	0
	10/2017		176	JPY	19,300	0	(4)
	12/2017	MXN	7,035		$390	8	0
	01/2018		7,925		387	0	(42)
	01/2018		$349	ARS	6,429	3	0
HUS	10/2017	BRL	19,000		$5,998	0	(2)
	10/2017	CAD	2,323		1,863	2	0
	10/2017	GBP	798		1,080	11	0
	10/2017		$5,676	BRL	19,000	323	0
	10/2017		933	RUB	54,470	10	0
	11/2017	PLN	446		$124	2	0
	02/2018		$321	ARS	6,004	2	0
	07/2018	BRL	21,200		$6,052	0	(419)
JPM	10/2017	CAD	121		100	3	0
	10/2017	GBP	1,042		1,412	16	0
	10/2017		$449	DKK	2,915	14	0
	10/2017		89	EUR	74	0	(1)
	10/2017		6,636	GBP	4,954	5	(3)
	10/2017		1,744	NZD	2,425	8	0
	11/2017	GBP	4,783		$6,411	0	(5)
	11/2017	JPY	110,000		998	19	0
	11/2017	NZD	2,425		1,743	0	(8)
	12/2017	INR	9,500		144	0	0
	02/2018	ARS	1,801		95	0	(2)
	07/2018		$916	BRL	3,000	0	0
MSB	11/2017	JPY	80,000		$726	14	0
NAB	10/2017		$1,974	CAD	2,444	0	(16)
	11/2017	CAD	2,444		$1,975	16	0
RYL	10/2017	GBP	707		954	7	0
TOR	11/2017		$18	ARS	323	0	0
UAG	01/2018	DKK	15,425		$2,463	0	(1)

Total Forward Foreign Currency Contracts						$1,139	$(3,350)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$1,000	$101	$13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,000	100	112
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	3,300	38	30

							$239	$155

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$16,600	$7	$7

Total Purchased Options						$246	$162

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	1,002	$(5)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		$32,200	$(287)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		1,500	(19)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		1,800	(17)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(55)	(14)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$6,500	(47)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,800	(54)	(13)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,100	(39)	(8)

							$(522)	$(36)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$1,700	$(15)	$0
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	1,700	(15)	(9)

							$(30)	$(9)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$16,600	$(7)	$(7)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$1,000	$(3)	$0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.719	10/05/2017	2,000	(5)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.719	10/05/2017	2,000	(4)	0

					$(16)	$(1)

Total Written Options					$(580)	$(53)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$300	$(21)	$17	$0	$(4)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	1,200	(83)	68	0	(15)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	400	(26)	13	0	(13)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	200	(14)	11	0	(3)

							$(144)	$109	$0	$(35)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$220	$(7)	$8	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	500	(22)	24	2	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	180	(6)	7	1	0

						$(35)	$39	$4	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020	$1,700	$0	$26	$26	$0
DUB	Pay	CPURNSA	0.000	Maturity	07/15/2022	5,000	103	(590)	0	(487)
GLM	Pay	CPURNSA	2.033	Maturity	04/15/2018	5,300	0	(206)	0	(206)
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020	4,000	0	65	65	0
	Pay	CPURNSA	1.788	Maturity	07/18/2026	900	0	(27)	0	(27)
	Pay	CPURNSA	0.000	Maturity	07/19/2026	1,500	0	(41)	0	(41)
	Pay	CPURNSA	0.000	Maturity	07/20/2026	900	0	(26)	0	(26)
	Pay	CPURNSA	0.000	Maturity	09/20/2026	300	0	(8)	0	(8)

							$103	$(807)	$91	$(795)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$200	$0	$(2)	$0	$(2)

Total Swap Agreements								$(76)	$(661)	$95	$(832)

(j)	Securities with an aggregate market value of $2,727 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,373	$0	$9,373
Industrials	0	701	0	701
Utilities	0	2,886	0	2,886
U.S. Government Agencies	0	14,917	0	14,917
U.S. Treasury Obligations	0	188,277	0	188,277
Non-Agency Mortgage-Backed Securities	0	4,904	0	4,904
Asset-Backed Securities	0	6,375	700	7,075
Sovereign Issues	0	31,749	0	31,749
Short-Term Instruments
Certificates of Deposit	0	1,901	0	1,901
Repurchase Agreements	0	236	0	236
Japan Treasury Bills	0	2,755	0	2,755
Mexico Treasury Bills	0	427	0	427

Total Investments	$0	$264,501	$700	$265,201

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	86	136	0	222
Over the counter	7	1,389	0	1,396
	$93	$1,525	$0	$1,618

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(177)	0	(213)
Over the counter	(7)	(4,228)	0	(4,235)

	$(43)	$(4,405)	$0	$(4,448)

Total Financial Derivative Instruments	$50	$(2,880)	$0	$(2,830)

Totals	$50	$261,621	$700	$262,371

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8%
MUNICIPAL BONDS & NOTES 98.0%
ALABAMA 1.4%
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	$1,000	$1,230

ARIZONA 2.5%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,100
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,150

		2,250

CALIFORNIA 18.3%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2042	1,105	1,216
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,377
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,425	1,440
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	1,000	1,127
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,108
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	3,000	3,434
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	2,750	2,754
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	596
5.000% due 05/01/2033	750	878
M-S-R Energy Authority, California Revenue Bonds, Series 2009
7.000% due 11/01/2034	1,000	1,441

		16,371

COLORADO 2.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,379

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,162

FLORIDA 2.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,472
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	649

		2,121

ILLINOIS 8.0%
Chicago Transit Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2026	1,000	1,175
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,000	1,087
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	1,500	1,693
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2024	1,000	1,108
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,000	1,034
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,000	1,023

		7,120

KANSAS 2.5%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,257

MARYLAND 1.3%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2046	1,000	1,127

MASSACHUSETTS 3.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,121
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,328

		3,449

MICHIGAN 3.7%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,132
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2024	1,000	1,152

		3,284

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,107

NEW JERSEY 9.9%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2042	1,250	1,399
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2026	250	294
New Jersey Economic Development Authority Revenue Bonds, (BAM Insured), Series 2017
5.000% due 07/01/2028	1,000	1,166
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2030 (a)	1,000	1,114
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,500	1,663
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,132
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,000	1,075
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.000% due 01/01/2024 ~(a)	1,000	1,001

		8,844

NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2027	500	614

NEW YORK 9.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,562
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2020	1,130	1,191
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,379
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2033	1,000	1,137
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,785

		8,054

NORTH CAROLINA 3.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,134
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2024	1,660	1,983

		3,117

OHIO 1.0%
Cleveland, Ohio Revenue Bonds, Series 2017
5.000% due 10/01/2030	750	906

PENNSYLVANIA 3.7%
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	1,000	1,131
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (d)	1,000	1,144

Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.000% due 12/01/2020	1,000	1,083

		3,358

PUERTO RICO 1.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% due 07/01/2029 ~	1,010	821
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	500	582

		1,403

RHODE ISLAND 2.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,061
5.000% due 06/01/2050	1,000	1,021

		2,082

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	239

TEXAS 11.9%
Austin, Texas Airport System Revenue Bonds, Series 2017
5.000% due 11/15/2046	1,000	1,150
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	1,024
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2025	1,000	1,221
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,167
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	6,113

		10,675

VIRGINIA 3.0%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,711

WASHINGTON 0.6%
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.340% due 01/01/2035 ~	500	499

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,166

Total Municipal Bonds & Notes (Cost $82,777)		87,525

SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS (e) 2.2%		2,000
SHORT-TERM NOTES 1.6%
Federal Home Loan Bank
1.014% due 10/04/2017 (b)(c)	1,400	1,400

Total Short-Term Instruments (Cost $3,400)		3,400

Total Investments in Securities (Cost $86,177)		90,925

Total Investments 101.8% (Cost $86,177)		$90,925

Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $(100))		(91)
Other Assets and Liabilities, net (1.7)%		(1,502)

Net Assets 100.0%		$89,332

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2017.

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
TDM	1.220%	09/29/2017	10/02/2017	$2,000	U.S. Treasury Bonds 4.625% due 02/15/2040	$(2,055)	$2,000	$2,000

Total Repurchase Agreements						$(2,055)	$2,000	$2,000

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	48	$(6,015)	$62	$11	$0

Total Futures Contracts				$62	$11	$0

Cash of $188 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$5,400	$(100)	$(27)	$0	$(127)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$1,300	$0	$25	$25	$0

Total Swap Agreements							$(100)	$(2)	$25	$(127)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,230	$0	$1,230
Arizona	0	2,250	0	2,250
California	0	16,371	0	16,371
Colorado	0	2,379	0	2,379
Connecticut	0	1,162	0	1,162
Florida	0	2,121	0	2,121
Illinois	0	7,120	0	7,120
Kansas	0	2,257	0	2,257
Maryland	0	1,127	0	1,127
Massachusetts	0	3,449	0	3,449
Michigan	0	3,284	0	3,284
Nebraska	0	1,107	0	1,107
New Jersey	0	8,844	0	8,844
New Mexico	0	614	0	614
New York	0	8,054	0	8,054
North Carolina	0	3,117	0	3,117
Ohio	0	906	0	906
Pennsylvania	0	3,358	0	3,358
Puerto Rico	0	1,403	0	1,403
Rhode Island	0	2,082	0	2,082
Tennessee	0	239	0	239
Texas	0	10,675	0	10,675
Virginia	0	2,711	0	2,711
Washington	0	499	0	499
Wisconsin	0	1,166	0	1,166
Short-Term Instruments
Repurchase Agreements	0	2,000	0	2,000
Short-Term Notes	0	1,400	0	1,400

Total Investments	$0	$90,925	$0	$90,925

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	0	0	11
Over the counter	0	25	0	25
	$11	$25	$0	$36

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(127)	$0	$(127)

Total Financial Derivative Instruments	$11	$(102)	$0	$(91)

Totals	$11	$90,823	$0	$90,834

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio, by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by Pacific Investment Management Company LLC (the “Adviser”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2017, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
Fixed Income SHares: Series C	$2,378,612	$49,309	$(14,270)	$35,039
Fixed Income SHares: Series LD	135,734	2,003	(1,303)	700
Fixed Income SHares: Series M	2,364,336	67,550	(18,626)	48,924
Fixed Income SHares: Series R	263,371	6,227	(6,817)	(590)
Fixed Income SHares: Series TE	86,077	4,859	(51)	4,808

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets
BOM	Bank of Montreal	FOB	Credit Suisse Securities (USA) LLC	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
BPG	BNP Paribas Securities Corp.	GRE	RBS Securities, Inc.	SGY	Societe Generale, New York
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BRC	Barclays Bank PLC	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	CPTFEMU	Eurozone HICP ex-Tobacco Index	T7Y	7 Year Treasury
BBSW1M	1 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	EUR006M	6 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	EUSA5	5 Year EUR Annual Swap Rate	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0012M	12 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	USISDA05	5 Year USD ICE Swap Rate - 11AM
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	USSW5	5 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BABs	Build America Bonds	NCUA	National Credit Union Administration	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit	YOY	Year-Over-Year
DAC	Designated Activity Company

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017